UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-08876

Senior Debt Portfolio

(Exact Name of Registrant as Specified in Charter)

One Post Office Square, Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2026

Date of Reporting Period

Item 1. Reports to Stockholders

(a)

Senior Debt Portfolio

Semi-Annual Shareholder Report April 30, 2026

This semi-annual shareholder report contains important information about the Senior Debt Portfolio (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php and selecting Eaton Vance Floating-Rate Advantage Fund. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Senior Debt Portfolio	$107	2.16%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$4,647,450,717
# of Portfolio Holdings	618
Portfolio Turnover Rate	15%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference†	1.1%
Common Stocks	1.1%
Short-Term Investments	2.5%
Asset-Backed Securities	2.8%
Corporate Bonds	5.0%
Senior Floating-Rate Loans	87.5%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets plus borrowings)Footnote Referencea

BBB
3.3%
BB
19.8%
B
67.6%
CCC or Lower
3.1%
Not Rated
3.2%

Table Summary
Value	Value
Not Rated	3.2%
CCC or Lower	3.1%
B	67.6%
BB	19.8%
BBB	3.3%
Footnote	Description
Footnote[a]	Excludes Short-Term Investments, Equities, Closed-End Funds and Exchange-Traded Funds. Ratings are categorized using S&P Global Ratings (“S&P”). Ratings range from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by S&P.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php and select Eaton Vance Floating-Rate Advantage Fund. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2026

SD Port.-TSR-SAR

(b)	Not applicable.

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Senior Debt Portfolio
April 30, 2026
Portfolio of Investments (Unaudited)

Asset-Backed Securities — 3.6%
Security	Principal Amount (000's omitted)	Value
ARES LXXVII CLO Ltd., Series 2025-77A, Class E, 9.223%, (3 mo. SOFR + 5.55%), 7/15/38(1)(2)	$7,000	$ 7,038,927
Ballyrock CLO 31 Ltd., Series 2026-31A, Class D, 8.658%, (3 mo. SOFR + 4.95%), 4/20/39(1)(2)	3,000	3,015,528
Ballyrock CLO Ltd., Series 2019-2A, Class DR3, 9.817%, (3 mo. SOFR + 6.15%), 10/25/38(1)(2)	4,000	3,955,444
Barings CLO Ltd., Series 2015-1A, Class DR, 6.537%, (3 mo. SOFR + 2.862%), 1/20/31(1)(2)	2,500	2,503,980
Battalion CLO XXII Ltd., Series 2021-22A, Class E, 10.887%, (3 mo. SOFR + 7.212%), 1/20/35(1)(2)	1,750	1,288,200
Battalion CLO XXIX Ltd.:
Series 2025-29A, Class D1, 6.973%, (3 mo. SOFR + 3.30%), 3/31/38(1)(2)	3,500	3,508,239
Series 2025-29A, Class E, 10.023%, (3 mo. SOFR + 6.35%), 3/31/38(1)(2)	4,000	4,036,980
Benefit Street Partners CLO 41 Ltd., Series 2025-41A, Class D1, 6.417%, (3 mo. SOFR + 2.75%), 7/25/38(1)(2)	2,000	2,004,828
Benefit Street Partners CLO 48 Ltd., Series 2026-48A, Class E, 8.359%, (3 mo. SOFR + 4.65%), 4/20/39(1)(2)	3,000	3,021,156
Benefit Street Partners CLO XVI Ltd., Series 2018-16A, Class ER2, 8.58%, (3 mo. SOFR + 4.90%), 1/17/38(1)(2)	3,000	2,893,188
Benefit Street Partners CLO XXII Ltd., Series 2020-22A, Class ERR, 8.575%, (3 mo. SOFR + 4.90%), 4/20/35(1)(2)	1,000	989,362
BlueMountain CLO Ltd.:
Series 2015-3A, Class CR, 6.537%, (3 mo. SOFR + 2.862%), 4/20/31(1)(2)	5,000	4,967,865
Series 2015-3A, Class DR, 9.337%, (3 mo. SOFR + 5.662%), 4/20/31(1)(2)	3,000	2,202,672
Series 2016-3A, Class DR, 7.014%, (3 mo. SOFR + 3.362%), 11/15/30(1)(2)	1,500	1,501,893
Series 2016-3A, Class ER, 9.864%, (3 mo. SOFR + 6.212%), 11/15/30(1)(2)	1,500	1,141,077
Series 2018-1A, Class D, 6.975%, (3 mo. SOFR + 3.312%), 7/30/30(1)(2)	2,500	2,497,490
Series 2018-1A, Class E, 9.875%, (3 mo. SOFR + 6.212%), 7/30/30(1)(2)	2,000	1,245,358
BlueMountain CLO XXIV Ltd., Series 2019-24A, Class ER, 10.777%, (3 mo. SOFR + 7.102%), 4/20/34(1)(2)	1,250	1,161,445
BlueMountain CLO XXVI Ltd., Series 2019-26A, Class ER, 11.067%, (3 mo. SOFR + 7.392%), 10/20/34(1)(2)	3,000	2,918,325
Security	Principal Amount (000's omitted)	Value
BlueMountain CLO XXX Ltd., Series 2020-30A, Class ER, 10.373%, (3 mo. SOFR + 6.70%), 4/15/35(1)(2)	$2,000	$ 1,886,650
Bryant Park Funding Ltd., Series 2023-19A, Class D1R, 6.473%, (3 mo. SOFR + 2.80%), 4/15/38(1)(2)	1,000	971,745
Canyon Capital CLO Ltd.:
Series 2012-1RA, Class E, 9.635%, (3 mo. SOFR + 5.962%), 7/15/30(1)(2)	4,875	4,775,682
Series 2016-1A, Class ER, 9.685%, (3 mo. SOFR + 6.012%), 7/15/31(1)(2)	4,000	3,461,304
Series 2016-2A, Class ER, 9.935%, (3 mo. SOFR + 6.262%), 10/15/31(1)(2)	4,500	3,884,674
Series 2018-1A, Class D, 6.835%, (3 mo. SOFR + 3.162%), 7/15/31(1)(2)	3,000	3,021,243
Series 2018-1A, Class E, 9.685%, (3 mo. SOFR + 6.012%), 7/15/31(1)(2)	2,750	2,709,814
Series 2019-1A, Class ERR, 11.173%, (3 mo. SOFR + 7.50%), 7/15/37(1)(2)	5,340	4,916,463
Carlyle U.S. CLO Ltd.:
Series 2019-4A, Class DR, 10.273%, (3 mo. SOFR + 6.60%), 4/15/35(1)(2)	3,000	2,955,252
Series 2026-1A, Class E, 8.926%, (3 mo. SOFR + 5.25%), 4/25/39(1)(2)	3,000	3,031,227
CIFC Funding Ltd.:
Series 2022-1A, Class E, 10.08%, (3 mo. SOFR + 6.40%), 4/17/35(1)(2)	750	750,488
Series 2022-4A, Class DR, 6.38%, (3 mo. SOFR + 2.70%), 7/16/35(1)(2)	1,750	1,751,935
Dryden CLO Ltd.:
Series 2018-55A, Class D, 6.785%, (3 mo. SOFR + 3.112%), 4/15/31(1)(2)	1,500	1,508,009
Series 2018-55A, Class E, 9.335%, (3 mo. SOFR + 5.662%), 4/15/31(1)(2)	2,000	1,977,470
Dryden Senior Loan Fund:
Series 2015-41A, Class DR, 6.535%, (3 mo. SOFR + 2.862%), 4/15/31(1)(2)	7,000	7,010,311
Series 2015-41A, Class ER, 9.235%, (3 mo. SOFR + 5.562%), 4/15/31(1)(2)	1,268	1,184,808
Series 2016-42A, Class D1AR, 6.973%, (3 mo. SOFR + 3.30%), 7/15/37(1)(2)	2,500	2,491,052
Series 2016-42A, Class ERR, 10.173%, (3 mo. SOFR + 6.50%), 7/15/37(1)(2)	3,500	3,319,960
Eldridge CLO Ltd.:
Series 2025-2A, Class E, 8.905%, (3 mo. SOFR + 5.25%), 1/20/39(1)(2)	1,500	1,511,685
Series 2026-3A, Class E, 9.669%, (3 mo. SOFR + 5.95%), 3/31/38(1)(2)	2,000	2,028,284
Garnet CLO 4 Ltd., Series 2025-4A, Class E, 8.659%, (3 mo. SOFR + 5.00%), 1/20/39(1)(2)	1,000	1,003,130
HalseyPoint CLO 5 Ltd., Series 2021-5A, Class E, 10.865%, (3 mo. SOFR + 7.202%), 1/30/35(1)(2)	2,000	1,660,218

See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Madison Park Funding LIX Ltd., Series 2021-59A, Class ER, 10.075%, (3 mo. SOFR + 6.40%), 4/18/37(1)(2)	$1,550	$ 1,403,392
Madison Park Funding XXXVI Ltd., Series 2019-36A, Class ERR, 9.273%, (3 mo. SOFR + 5.60%), 4/15/35(1)(2)	2,500	2,222,470
Madison Park Funding XXXVII Ltd., Series 2019-37A, Class ER2, 10.273%, (3 mo. SOFR + 6.60%), 4/15/37(1)(2)	750	697,025
Neuberger Berman Loan Advisers CLO 48 Ltd., Series 2022-48A, Class ER, 8.567%, (3 mo. SOFR + 4.90%), 4/25/36(1)(2)	2,600	2,544,815
Neuberger Berman Loan Advisers CLO 59 Ltd., Series 2024-59A, Class E, 8.466%, (3 mo. SOFR + 4.80%), 1/23/39(1)(2)	3,000	2,990,655
Neuberger Berman Loan Advisers CLO Ltd., Series 2019-34A, Class ER2, 8.675%, (3 mo. SOFR + 5.00%), 7/20/39(1)(2)	1,300	1,300,612
New Mountain CLO 8 Ltd., Series CLO-8A, Class E, 8.525%, (3 mo. SOFR + 4.85%), 10/20/38(1)(2)	2,500	2,483,130
Orion CLO Ltd., Series 2025-6A, Class E, 8.925%, (3 mo. SOFR + 5.25%), 10/20/38(1)(2)	6,000	5,987,334
Palmer Square CLO Ltd., Series 2021-2A, Class ER, 8.773%, (3 mo. SOFR + 5.10%), 2/15/38(1)(2)	1,000	955,540
RAD CLO 11 Ltd., Series 2021-11A, Class E, 10.185%, (3 mo. SOFR + 6.512%), 4/15/34(1)(2)	750	745,209
RAD CLO 14 Ltd., Series 2021-14A, Class E, 10.435%, (3 mo. SOFR + 6.762%), 1/15/35(1)(2)	1,050	956,667
RAD CLO 30 Ltd., Series 2025-30A, Class D, 8.773%, (3 mo. SOFR + 5.10%), 10/15/38(1)(2)	4,000	3,952,464
RR 25 Ltd., Series 2023-25A, Class DR2, 9.123%, (3 mo. SOFR + 5.45%), 4/15/41(1)(2)	4,000	4,032,128
Silver Point CLO 12 Ltd., Series 2025-12A, Class E, 8.673%, (3 mo. SOFR + 5.00%), 10/15/38(1)(2)	3,500	3,340,508
Sixth Street CLO XX Ltd., Series 2021-20A, Class ER, 9.18%, (3 mo. SOFR + 5.50%), 7/17/38(1)(2)	3,000	2,953,254
Symphony CLO XXXIII Ltd., Series 2022-33A, Class E1R, 9.017%, (3 mo. SOFR + 5.35%), 1/24/38(1)(2)	1,500	1,422,944
Upland CLO Ltd.:
Series 2016-1A, Class CR, 6.837%, (3 mo. SOFR + 3.162%), 4/20/31(1)(2)	4,500	4,521,564
Series 2016-1A, Class DR, 9.837%, (3 mo. SOFR + 6.162%), 4/20/31(1)(2)	2,125	2,101,157
Security	Principal Amount (000's omitted)	Value
Voya CLO Ltd., Series 2015-3A, Class DR, 10.137%, (3 mo. SOFR + 6.462%), 10/20/31(1)(2)	$5,500	$ 5,126,297
Wellfleet CLO Ltd., Series 2021-3A, Class E, 11.035%, (3 mo. SOFR + 7.362%), 1/15/35(1)(2)	1,050	931,124
Wellington Management CLO 2 Ltd., Series 2024-2A, Class ER, 10.099%, (3 mo. SOFR + 6.43%), 4/20/39(1)(2)	2,000	2,009,976
Windhill CLO 5 Ltd., 13.00%, 10/22/35	4,685	4,774,927
Total Asset-Backed Securities (identified cost $173,390,606)		$ 167,156,553

Closed-End Funds — 0.1%
Security	Shares	Value
Invesco Senior Income Trust	303,506	$ 956,044
Nuveen Floating Rate Income Fund	100,000	755,000
Total Closed-End Funds (identified cost $1,758,624)		$ 1,711,044

Common Stocks — 1.4%
Security	Shares	Value
Commercial Services & Supplies — 0.0%†
Monitronics International, Inc.(3)(4)	199,603	$ 1,896,228
		$ 1,896,228
Containers and Glass Products — 0.0%†
LG Parent Holding Co.(4)	342,076	$ 470,354
		$ 470,354
Diversified Financial Services — 0.0%
Sprint IntermediateCo BV(3)(4)(5)	42,551	$ 0
Sprint IntermediateCo BV(3)(4)(5)	118,644	0
		$ 0
Electronic Equipment, Instruments & Components — 0.4%
Luxco Co. Ltd.(3)(4)	229,992	$ 4,753,738
Range Red Acquisitions LLC, Class A1(3)(4)(5)	10,660	14,694,170
		$ 19,447,908

See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Electronics/Electrical — 0.0%†
Skillsoft Corp.(3)(4)	50,519	$ 390,007
		$ 390,007
Entertainment — 0.1%
New Cineworld Ltd.(3)(4)	113,548	$ 2,364,978
		$ 2,364,978
Health Care — 0.4%
Cano Health, Inc.(3)(4)(5)	380,806	$ 0
Envision Parent, Inc.(3)(4)	953,838	18,313,690
		$ 18,313,690
Household Durables — 0.3%
Serta Simmons Bedding, Inc.(3)(4)	1,401,999	$ 12,968,491
Serta SSB Equipment Co.(3)(4)(5)	1,401,999	0
		$ 12,968,491
Investment Companies — 0.0%
Aegletes BV(3)(4)(5)	138,671	$ 0
		$ 0
Machinery — 0.0%
Apex Tool Ultimate Holdings LLC(3)(4)(5)	130,462	$ 0
		$ 0
Oil and Gas — 0.0%
AFG Holdings, Inc.(3)(4)(5)	281,241	$ 0
		$ 0
Pharmaceuticals — 0.2%
Mallinckrodt International Finance SA(3)(4)	107,065	$ 9,613,527
Par Health, Inc.(3)(4)	106,655	429,980
		$ 10,043,507
Retailers (Except Food and Drug) — 0.0%
Phillips Feed Service, Inc.(3)(4)(5)	2,961	$ 0
		$ 0
Software and Services — 0.0%
Blackboard LLC(3)(5)	222,224	$ 0
		$ 0
Security	Shares	Value
Telecommunications — 0.0%
Anuvu(3)(4)(5)	390,679	$ 0
		$ 0
Total Common Stocks (identified cost $102,720,768)		$ 65,895,163

Corporate Bonds — 6.5%
Security	Principal Amount (000's omitted)	Value
Aerospace and Defense — 0.5%
Goat Holdco LLC, 6.75%, 2/1/32(1)	$2,450	$ 2,512,593
TransDigm, Inc.:
6.75%, 8/15/28(1)	3,825	3,881,449
6.875%, 12/15/30(1)	15,000	15,471,525
		$ 21,865,567
Airlines — 0.2%
VistaJet Malta Finance PLC/Vista Management Holding, Inc., 8.75%, 1/15/32(1)(6)	$8,000	$ 7,755,608
		$ 7,755,608
Apparel & Luxury Goods — 0.1%
Champ Acquisition Corp., 8.375%, 12/1/31(1)	$4,925	$ 5,200,697
		$ 5,200,697
Automotive — 0.0%†
Adient Global Holdings Ltd., 7.00%, 4/15/28(1)	$650	$ 661,690
		$ 661,690
Building and Development — 0.1%
Smyrna Ready Mix Concrete LLC, 8.875%, 11/15/31(1)	$2,500	$ 2,619,105
Winnebago Industries, Inc., 6.25%, 7/15/28(1)	324	323,843
		$ 2,942,948
Business Equipment and Services — 0.4%
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL, 4.625%, 6/1/28(1)	$18,725	$ 18,459,895
		$ 18,459,895

See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Capital Markets — 0.2%
Focus Financial Partners LLC, 6.75%, 9/15/31(1)	$10,400	$ 10,587,145
		$ 10,587,145
Chemicals — 0.4%
Olympus Water U.S. Holding Corp.:
4.25%, 10/1/28(1)	$10,050	$ 9,782,678
7.25%, 2/15/33(1)	9,525	9,318,572
		$ 19,101,250
Commercial Services — 0.3%
Herc Holdings, Inc., 7.00%, 6/15/30(1)	$2,750	$ 2,862,690
Neptune Bidco U.S., Inc., 9.29%, 4/15/29(1)	10,450	10,577,380
		$ 13,440,070
Computers — 0.3%
Diebold Nixdorf, Inc., 7.75%, 3/31/30(1)	$11,950	$ 12,582,936
		$ 12,582,936
Diversified Financial Services — 0.1%
Aretec Group, Inc., 10.00%, 8/15/30(1)	$4,837	$ 5,128,942
		$ 5,128,942
Diversified Telecommunication Services — 0.9%
Altice France SA:
6.50%, 10/15/31(1)	$1,220	$ 1,197,359
6.50%, 4/15/32(1)	15,454	15,208,059
9.50%, 11/1/29(1)	17,149	17,516,402
Virgin Media Secured Finance PLC, 4.50%, 8/15/30(1)	7,625	6,754,517
		$ 40,676,337
Drugs — 0.2%
Jazz Securities DAC, 4.375%, 1/15/29(1)	$10,050	$ 9,834,508
		$ 9,834,508
Engineering & Construction — 0.1%
Artera Services LLC, 8.50%, 2/15/31(1)	$6,375	$ 5,494,259
		$ 5,494,259
Entertainment — 0.0%†
Caesars Entertainment, Inc., 6.50%, 2/15/32(1)	$1,275	$ 1,240,039
		$ 1,240,039
Security	Principal Amount (000's omitted)	Value
Health Care — 0.5%
Bausch & Lomb Corp., 8.375%, 10/1/28(1)	$1,000	$ 1,033,750
Global Medical Response, Inc., 7.375%, 10/1/32(1)	2,530	2,638,815
Tenet Healthcare Corp., 4.25%, 6/1/29	22,375	21,806,720
		$ 25,479,285
Hotels, Restaurants & Leisure — 0.3%
Carnival Corp., 4.00%, 8/1/28(1)	$13,975	$ 13,653,158
		$ 13,653,158
Insurance — 0.4%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7.00%, 1/15/31(1)	$5,250	$ 5,361,762
Asurion LLC/Asurion Co-Issuer, Inc., 8.375%, 2/1/34(1)	11,500	11,355,248
		$ 16,717,010
Machinery — 0.4%
Columbus McKinnon Corp., 7.125%, 2/1/33(1)	$5,075	$ 5,106,719
LSF12 Helix Parent LLC, 7.125%, 2/1/33(1)	2,525	2,471,060
Madison IAQ LLC, 4.125%, 6/30/28(1)	12,300	12,138,143
		$ 19,715,922
Packaging & Containers — 0.1%
Sword Purchaser LLC, 8.25%, 4/15/33(1)	$3,550	$ 3,635,211
		$ 3,635,211
Pipelines — 0.0%†
Delek Logistics Partners LP/Delek Logistics Finance Corp., 7.375%, 6/30/33(1)	$1,570	$ 1,621,086
		$ 1,621,086
Professional Services — 0.1%
CoreLogic, Inc., 4.50%, 5/1/28(1)	$3,500	$ 3,406,412
		$ 3,406,412
Software — 0.6%
Capstone Borrower, Inc., 8.00%, 6/15/30(1)	$10,000	$ 9,654,235
Cloud Software Group, Inc., 9.00%, 9/30/29(1)	5,100	5,011,847
OAK-Eagle Acquireco, Inc., 7.25%, 7/1/33(1)	5,075	5,231,671
UKG, Inc., 6.875%, 2/1/31(1)	10,525	10,252,596
		$ 30,150,349

See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Technology — 0.2%
NCR Atleos Corp., 9.50%, 4/1/29(1)	$8,700	$ 9,260,384
		$ 9,260,384
Telecommunications — 0.1%
Vmed O2 U.K. Financing I PLC, 4.25%, 1/31/31(1)	$4,375	$ 3,770,085
		$ 3,770,085
Transportation — 0.0%†
GB AIT Buyer, Inc., 8.75%, 4/30/34(1)	$675	$ 679,838
		$ 679,838
Total Corporate Bonds (identified cost $302,588,302)		$ 303,060,631

Exchange-Traded Funds — 0.9%
Security	Shares	Value
Income Funds — 0.9%
Eaton Vance Floating-Rate ETF(7)	772,500	$ 37,524,187
Eldridge BBB-B CLO ETF	204,400	5,397,182
		$ 42,921,369
Total Exchange-Traded Funds (identified cost $44,237,946)		$ 42,921,369

Preferred Stocks — 0.3%
Security	Shares	Value
Beverages — 0.2%
City Brewing TopCo LLC(3)(5)	1,578,200	$ 8,285,550
		$ 8,285,550
Software and Services — 0.0%†
Blackboard LLC, Series A(3)(5)	161,809	$ 2,965,959
		$ 2,965,959
Technology — 0.1%
Cohesity Global, Inc.:
Series G(3)	109,603	$ 2,178,359
Security	Shares	Value
Technology (continued)
Cohesity Global, Inc.: (continued)
Series G1(3)	75,723	$ 1,504,995
		$ 3,683,354
Total Preferred Stocks (identified cost $20,678,429)		$ 14,934,863

Senior Floating-Rate Loans — 113.8%(8)
Borrower/Description	Principal Amount* (000's omitted)		Value
Aerospace and Defense — 3.4%
Aernnova Aerospace SAU, Term Loan, 6.103%, (3 mo. EURIBOR + 4.00%), 2/27/30	EUR	7,550	$ 8,801,509
Air Comm Corp. LLC:
Term Loan, 6.423% - 6.45%, (3 mo. USD Term SOFR + 2.75%), 12/11/31		17,755	17,849,034
Term Loan, 12/11/31(9)		868	872,300
HDI Aerospace Intermediate Holding III Corp., Term Loan, 7.424%, (3 mo. USD Term SOFR + 3.75%), 2/11/32		8,242	8,289,799
Kaman Corp.:
Term Loan, 5.95%, (3 mo. USD Term SOFR + 2.25%), 2/26/32		16,346	16,435,264
Term Loan, 2/26/32(9)		1,572	1,580,149
PMI (US) Bidco, Inc.:
Term Loan, 6.924%, (U.S. (Fed) Prime Rate + 0.17%), 3/16/33		8,233	8,294,504
Term Loan, 3/16/33(9)		1,317	1,327,121
Propulsion (BC) Finco SARL, Term Loan, 12/1/32(10)		2,315	2,330,198
TransDigm, Inc.:
Term Loan, 5.902%, (1 mo. USD Term SOFR + 2.25%), 3/22/30		36,797	36,895,099
Term Loan, 6.152%, (1 mo. USD Term SOFR + 2.50%), 2/28/31		26,421	26,490,375
Term Loan, 6.152%, (1 mo. USD Term SOFR + 2.50%), 8/19/32		8,229	8,252,654
VistaJet Malta Finance PLC, Term Loan, 7.442%, (3 mo. USD Term SOFR + 3.75%), 4/1/31		21,941	21,803,731
			$ 159,221,737
Airlines — 0.4%
American Airlines, Inc.:
Term Loan, 5.925%, (3 mo. USD Term SOFR + 2.25%), 4/20/28		13,525	$ 13,469,297

See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Airlines (continued)
American Airlines, Inc.: (continued)
Term Loan, 6.425%, (3 mo. USD Term SOFR + 2.75%), 5/28/32		2,970	$ 2,962,263
			$ 16,431,560
Apparel & Luxury Goods — 0.9%
Beach Acquisition Bidco LLC, Term Loan, 6.95%, (3 mo. USD Term SOFR + 3.25%), 9/12/32		15,037	$ 15,126,634
Gloves Buyer, Inc., Term Loan, 7.652%, (1 mo. USD Term SOFR + 4.00%), 5/21/32		28,063	28,095,472
			$ 43,222,106
Auto Components — 1.8%
Adient U.S. LLC, Term Loan, 5.652%, (1 mo. USD Term SOFR + 2.00%), 1/31/31		18,853	$ 18,907,799
Autokiniton U.S. Holdings, Inc., Term Loan, 7.767%, (1 mo. USD Term SOFR + 4.00%), 4/6/28		6,251	6,195,894
Clarios Global LP:
Term Loan, 5.01%, (1 mo. EURIBOR + 3.00%), 7/16/31	EUR	2,236	2,645,095
Term Loan, 6.152%, (1 mo. USD Term SOFR + 2.50%), 5/6/30		402	403,866
Term Loan, 6.402%, (1 mo. USD Term SOFR + 2.75%), 1/28/32		15,423	15,515,729
DexKo Global, Inc.:
Term Loan, 6.90%, (3 mo. EURIBOR + 4.75%), 10/6/31	EUR	3,156	3,634,147
Term Loan, 6.90%, (3 mo. EURIBOR + 4.75%), 10/6/31	EUR	2,149	2,474,604
Term Loan, 8.163%, (3 mo. USD Term SOFR + 4.50%), 10/6/31		7,624	7,265,025
Term Loan, 8.663%, (3 mo. USD Term SOFR + 5.00%), 10/6/31		1,309	1,253,599
First Brands Group LLC:
DIP Loan, 13.657%, (1 mo. USD Term SOFR + 10.00%), 6/29/26		1,360	336,138
Term Loan, 0.00%, 3/30/27(11)		268	624
Garrett LX I SARL, Term Loan, 5.663%, (3 mo. USD Term SOFR + 2.00%), 1/30/32		5,683	5,703,837
Lippert Colipper, Term Loan, 5.902%, (1 mo. USD Term SOFR + 2.25%), 3/25/32		4,703	4,708,467
RealTruck Group, Inc.:
Term Loan, 8.517%, (3 mo. USD Term SOFR + 4.75%), 1/31/31		8,377	4,886,706
Term Loan, 9.767%, (3 mo. USD Term SOFR + 6.00%), 1/31/31		8,771	5,106,915
Term Loan, 1/31/31(10)		5,924	5,996,555
			$ 85,035,000
Borrower/Description	Principal Amount* (000's omitted)		Value
Automobiles — 0.4%
Bombardier Recreational Products, Inc., Term Loan, 5.902%, (1 mo. USD Term SOFR + 2.25%), 1/22/31		9,749	$ 9,740,871
MajorDrive Holdings IV LLC:
Term Loan, 7.961%, (3 mo. USD Term SOFR + 4.00%), 6/1/28		9,242	8,842,614
Term Loan, 9.35%, (3 mo. USD Term SOFR + 5.50%), 6/1/29		1,458	1,395,043
			$ 19,978,528
Beverages — 0.2%
Arterra Wines Canada, Inc., Term Loan, 7.461%, (3 mo. USD Term SOFR + 3.50%), 11/24/27		3,313	$ 3,255,747
City Brewing Co. LLC, Term Loan, 10.673%, (3 mo. USD Term SOFR + 7.00%), 9/30/30		3,909	586,387
Primo Brands Corp., Term Loan, 6.432%, (3 mo. USD Term SOFR + 2.75%), 3/31/31		5,050	5,087,673
			$ 8,929,807
Biotechnology — 0.8%
Alkermes, Inc., Term Loan, 6.45%, (3 mo. USD Term SOFR + 2.75%), 8/12/31		8,425	$ 8,498,761
Alltech, Inc., Term Loan, 8.017%, (1 mo. USD Term SOFR + 4.25%), 8/13/30		22,481	22,586,705
Grifols Worldwide Operations USA, Inc., Term Loan, 5.198%, (3 mo. EURIBOR + 3.00%), 4/14/33	EUR	3,600	4,252,856
			$ 35,338,322
Broadline Retail — 1.0%
Peer Holding III BV:
Term Loan, 4.877%, (3 mo. EURIBOR + 2.75%), 11/26/31	EUR	7,550	$ 8,910,367
Term Loan, 4.877%, (3 mo. EURIBOR + 2.75%), 9/29/32	EUR	3,825	4,514,776
Term Loan, 6.20%, (3 mo. USD Term SOFR + 2.50%), 10/28/30		14,333	14,393,413
Term Loan, 6.20%, (3 mo. USD Term SOFR + 2.50%), 7/1/31		18,590	18,664,046
			$ 46,482,602
Building Products — 0.4%
Gibraltar Industries, Inc., Term Loan, 5.902% - 5.915%, (1 mo. USD Term SOFR + 2.25%), 2/2/33		6,208	$ 6,215,452
LBM Acquisition LLC, Term Loan, 7.502%, (1 mo. USD Term SOFR + 3.75%), 6/6/31		6,444	5,416,284

See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Building Products (continued)
MI Windows & Doors LLC, Term Loan, 6.402%, (1 mo. USD Term SOFR + 2.75%), 3/28/31		5,446	$ 5,366,161
Tarkett Participation, Term Loan, 5.252%, (3 mo. EURIBOR + 3.13%), 4/22/31	EUR	500	588,750
			$ 17,586,647
Capital Markets — 4.9%
AllSpring Buyer LLC, Term Loan, 6.75%, (3 mo. USD Term SOFR + 3.00%), 11/1/30		21,994	$ 22,111,862
Apex Group Treasury LLC, Term Loan, 2/27/32(10)		6,774	6,384,236
Aretec Group, Inc., Term Loan, 6.652%, (1 mo. USD Term SOFR + 3.00%), 8/9/30		10,769	10,806,559
Chicago U.S. Midco III LP:
Term Loan, 11/1/32(10)		3,657	3,665,125
Term Loan, 11/1/32(10)		543	544,325
Citco Funding LLC, Term Loan, 5.663%, (3 mo. USD Term SOFR + 2.00%), 1/30/33		8,429	8,459,008
Edelman Financial Center LLC, Term Loan, 7.652%, (1 mo. USD Term SOFR + 4.00%), 12/1/31		18,316	18,362,229
EIG Management Co. LLC, Term Loan, 8.652%, (1 mo. USD Term SOFR + 5.00%), 5/17/29		4,633	4,612,435
FinCo I LLC, Term Loan, 5.402%, (1 mo. USD Term SOFR + 1.75%), 6/27/29		38	38,075
Focus Financial Partners LLC, Term Loan, 6.152%, (1 mo. USD Term SOFR + 2.50%), 9/15/31		18,750	18,631,788
Franklin Square Holdings LP, Term Loan, 5.902%, (1 mo. USD Term SOFR + 2.25%), 4/25/31		9,478	8,814,431
Guggenheim Partners LLC, Term Loan, 6.20%, (3 mo. USD Term SOFR + 2.50%), 11/26/31		45,328	45,498,225
HighTower Holdings LLC, Term Loan, 6.413%, (3 mo. USD Term SOFR + 2.75%), 2/3/32		12,835	12,842,873
Jupiter Borrower, Inc., Term Loan, 3/25/33(10)		6,850	6,884,250
Kestra Advisor Services Holdings A, Inc., Term Loan, 6.652%, (1 mo. USD Term SOFR + 3.00%), 3/22/31		10,176	10,207,840
Mariner Wealth Advisors LLC , Term Loan, 5.95%, (3 mo. USD Term SOFR + 2.25%), 12/31/30		17,101	17,177,587
NEXUS Buyer LLC, Term Loan, 7.152%, (1 mo. USD Term SOFR + 3.50%), 7/31/31		8,549	8,398,117
Orion Advisor Solutions, Inc., Term Loan, 6.413%, (3 mo. USD Term SOFR + 2.75%), 9/24/30		11,111	11,115,357
Orion U.S. Finco, Inc., Term Loan, 7.169%, (3 mo. USD Term SOFR + 3.50%), 10/8/32		12,275	12,280,769
			$ 226,835,091
Borrower/Description	Principal Amount* (000's omitted)		Value
Chemicals — 2.1%
Axalta Coating Systems U.S. Holdings, Inc., Term Loan, 5.45%, (3 mo. USD Term SOFR + 1.75%), 12/20/29		2,721	$ 2,729,068
Charter NEX U.S., Inc., Term Loan, 6.161%, (1 mo. USD Term SOFR + 2.50%), 11/29/30		25,955	25,992,776
Chemours Co., Term Loan, 7.152%, (1 mo. USD Term SOFR + 3.50%), 10/15/32		9,692	9,687,467
CP Iris HoldCo I, Inc.:
Term Loan, 7.652%, (1 mo. USD Term SOFR + 4.00%), 10/27/32		14,280	14,137,200
Term Loan, 10/27/32(9)		420	415,800
Discovery Purchaser Corp., Term Loan, 7.414%, (3 mo. USD Term SOFR + 3.75%), 10/4/29		6,950	6,895,244
ECO Services Operations Corp., Term Loan, 5.663%, (3 mo. USD Term SOFR + 2.00%), 6/12/31		772	774,053
INEOS U.S. Finance LLC, Term Loan, 6.902%, (1 mo. USD Term SOFR + 3.25%), 2/18/30		11,721	10,944,450
Lonza Group AG, Term Loan, 7.725%, (3 mo. USD Term SOFR + 3.93%), 7/3/28		13	11,637
Minerals Technologies, Inc., Term Loan, 5.652%, (1 mo. USD Term SOFR + 2.00%), 11/26/31		6,394	6,418,040
Olympus Water U.S. Holding Corp., Term Loan, 6.70%, (3 mo. USD Term SOFR + 3.00%), 6/20/31		4,202	4,159,654
SCUR-Alpha 1503 GmbH, Term Loan, 9.163%, (3 mo. USD Term SOFR + 5.50%), 3/29/30		8,378	7,401,391
W.R. Grace & Co.-Conn., Term Loan, 6.70%, (3 mo. USD Term SOFR + 3.00%), 8/19/32		8,035	8,053,024
			$ 97,619,804
Commercial Services & Supplies — 4.7%
Albion Financing 3 SARL, Term Loan, 6.664%, (3 mo. USD Term SOFR + 3.00%), 5/21/31		26,934	$ 27,099,239
Allied Universal Holdco LLC, Term Loan, 6.902%, (1 mo. USD Term SOFR + 3.25%), 8/20/32		23,383	23,476,264
Anticimex International AB, Term Loan, 6.56%, (3 mo. USD Term SOFR + 2.90%), 11/17/31		10,324	10,367,541
Belfor Holdings, Inc., Term Loan, 6.402%, (1 mo. USD Term SOFR + 2.75%), 11/1/30		7,281	7,330,028
EnergySolutions LLC, Term Loan, 6.902%, (1 mo. USD Term SOFR + 3.25%), 9/20/30		14,134	14,209,278
Foundever Group:
Term Loan, 5.88%, (3 mo. EURIBOR + 3.75%), 8/28/28	EUR	4,575	2,801,053
Term Loan, 7.711%, (3 mo. USD Term SOFR + 3.75%), 8/28/28		15,509	9,073,006
Garda World Security Corp., Term Loan, 6.419%, (3 mo. USD Term SOFR + 2.75%), 2/1/29		23,871	23,885,968

See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Commercial Services & Supplies (continued)
Gategroup Fin Luxembourg SA, Term Loan, 7.192%, (3 mo. USD Term SOFR + 3.50%), 6/10/32		2,978	$ 2,993,676
Geosyntec Consultants, Term Loan, 6.652% - 6.657%, (1 mo. USD Term SOFR + 3.00%), 7/31/31		1,517	1,525,910
GFL Environmental, Inc., Term Loan, 6.166%, (3 mo. USD Term SOFR + 2.50%), 3/3/32		24,004	24,086,950
Harsco Corp., Term Loan, 6.017%, (1 mo. USD Term SOFR + 2.25%), 6/9/28		869	869,362
Heritage-Crystal Clean, Inc., Term Loan, 7.461%, (3 mo. USD Term SOFR + 3.75%), 10/17/30		20,358	20,460,066
LSF12 Crown U.S. Commercial Bidco LLC, Term Loan, 6.665%, (1 mo. USD Term SOFR + 3.00%), 12/2/31		29,063	29,262,410
Monitronics International, Inc., Term Loan, 11.414% - 11.461%, (1 mo. USD Term SOFR + 7.50%, 3 mo. USD Term SOFR + 7.50%), 6/30/28		2,046	2,044,875
MV Holding GmbH, Term Loan, 4.01%, (1 mo. EURIBOR + 2.00%), 3/17/32	EUR	2,025	2,397,650
Prime Security Services Borrower LLC, Term Loan, 5.657%, (1 mo. USD Term SOFR + 2.00%), 10/13/30		5,385	5,396,145
Tidal Waste & Recycling Holdings LLC, Term Loan, 6.45%, (3 mo. USD Term SOFR + 2.75%), 10/24/31		9,213	9,244,972
			$ 216,524,393
Communications Equipment — 0.1%
Viavi Solutions, Inc., Term Loan, 6.18%, (3 mo. USD Term SOFR + 2.50%), 10/16/32		6,206	$ 6,246,994
			$ 6,246,994
Construction Materials — 0.9%
Knife River HoldCo, Term Loan, 5.669%, (3 mo. USD Term SOFR + 2.00%), 3/8/32		3,242	$ 3,265,562
Quikrete Holdings, Inc.:
Term Loan, 5.902%, (1 mo. USD Term SOFR + 2.25%), 3/19/29		12,496	12,523,162
Term Loan, 5.902%, (1 mo. USD Term SOFR + 2.25%), 4/14/31		46	45,985
Term Loan, 5.902%, (1 mo. USD Term SOFR + 2.25%), 2/10/32		21,854	21,897,303
Smyrna Ready Mix Concrete LLC, Term Loan, 6.652%, (1 mo. USD Term SOFR + 3.00%), 4/2/29		1,836	1,840,111
			$ 39,572,123
Borrower/Description	Principal Amount* (000's omitted)		Value
Consumer Staples Distribution & Retail — 0.7%
Boots Group Bidco Ltd.:
Term Loan, 5.40%, (3 mo. EURIBOR + 3.25%), 8/30/32	EUR	8,925	$ 10,591,251
Term Loan, 6.924%, (3 mo. USD Term SOFR + 3.25%), 8/30/32		21,222	21,371,108
Term Loan, 8.231%, (1 mo. GBP SONIA + 4.50%), 8/30/32	GBP	1,500	2,057,525
			$ 34,019,884
Containers & Packaging — 3.3%
Altium Packaging LLC, Term Loan, 6.152%, (1 mo. USD Term SOFR + 2.50%), 6/11/31		8,810	$ 8,611,539
Berlin Packaging LLC, Term Loan, 6.879% - 6.95%, (1 mo. USD Term SOFR + 3.25%, 3 mo. USD Term SOFR + 3.25%), 6/7/31		18,836	18,586,227
Clydesdale Acquisition Holdings, Inc., Term Loan, 6.827%, (1 mo. USD Term SOFR + 3.18%), 4/13/29		28,684	27,444,880
Owens-Illinois, Inc., Term Loan, 6.652%, (1 mo. USD Term SOFR + 3.00%), 9/30/32		10,755	10,634,439
Pelican Products, Inc., Term Loan, 12/29/28(10)		5,764	5,469,783
Pregis TopCo Corp., Term Loan, 7.652%, (1 mo. USD Term SOFR + 4.00%), 2/1/29		15,791	15,812,766
Proampac PG Borrower LLC, Term Loan, 7.652% - 7.663%, (1 mo. USD Term SOFR + 4.00%, 3 mo. USD Term SOFR + 4.00%), 3/7/33		24,975	24,456,769
Sword Purchaser LLC:
Term Loan, 7.652%, (1 mo. USD Term SOFR + 4.00%), 4/11/33		27,550	26,792,375
Term Loan, 4/11/33(10)	EUR	4,950	5,720,011
Trivium Packaging BV, Term Loan, 5.92%, (3 mo. EURIBOR + 3.75%), 5/28/30	EUR	7,175	8,446,494
			$ 151,975,283
Distributors — 0.7%
Parts Europe SA, Term Loan, 4.92%, (3 mo. EURIBOR + 2.75%), 2/6/31	EUR	19,225	$ 22,771,337
Phillips Feed Service, Inc., Term Loan, 14.00%, (3 mo. USD Term SOFR + 10.00%), 11/13/26(5)		529	323,415
Rubix Group Midco 3 Ltd., Term Loan, 5.481%, (3 mo. EURIBOR + 3.50%), 9/30/31	EUR	8,000	9,352,861
			$ 32,447,613
Diversified Consumer Services — 2.0%
Ascend Learning LLC, Term Loan, 6.652%, (1 mo. USD Term SOFR + 3.00%), 12/11/28		15,435	$ 15,192,724

See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Diversified Consumer Services (continued)
Belron Finance 2019 LLC, Term Loan, 5.66%, (3 mo. USD Term SOFR + 2.00%), 10/16/31		4,925	$ 4,955,117
Belron Finance U.S. LLC, Term Loan, 4.27%, (3 mo. EURIBOR + 2.25%), 10/16/31	EUR	11,250	13,273,670
Fugue Finance BV, Term Loan, 5.921%, (3 mo. USD Term SOFR + 2.25%), 1/9/32		24,777	24,733,968
Lernen Bidco Ltd., Term Loan, 7.41%, (6 mo. USD Term SOFR + 3.50%), 10/27/31		6,715	6,581,115
Spring Education Group, Inc., Term Loan, 6.95%, (3 mo. USD Term SOFR + 3.25%), 10/4/30		8,189	8,141,480
Wand NewCo 3, Inc., Term Loan, 6.152%, (1 mo. USD Term SOFR + 2.50%), 1/30/31		17,937	17,984,302
			$ 90,862,376
Diversified Telecommunication Services — 0.6%
Altice France SA, Term Loan, 9.048%, (3 mo. USD Term SOFR + 5.38%), 5/14/29		4,862	$ 4,898,054
Level 3 Financing, Inc., Term Loan, 6.902%, (1 mo. USD Term SOFR + 3.25%), 3/29/32		16,350	16,425,864
Virgin Media Bristol LLC, Term Loan, 6.967%, (6 mo. USD Term SOFR + 3.18%), 3/31/31		4,843	4,543,761
			$ 25,867,679
Electric Utilities — 0.7%
MRP Buyer LLC:
Term Loan, 6.942% - 9.95%, (3 mo. USD Term SOFR + 3.25%), 6/4/32		3,387	$ 3,403,483
Term Loan, 6.95%, (3 mo. USD Term SOFR + 3.25%), 6/4/32		26,556	26,688,292
			$ 30,091,775
Electrical Equipment — 1.5%
Dynamo Newco II GmbH, Term Loan, 6.907%, (1 mo. USD Term SOFR + 3.25%), 9/30/31		8,048	$ 7,222,998
Finco Utilitas BV, Term Loan, 9/27/30(10)	EUR	7,700	9,065,343
Kohler Energy Co. LLC, Term Loan, 6.70%, (3 mo. USD Term SOFR + 3.00%), 5/1/31		24,831	24,912,054
Nvent Electric PLC, Term Loan, 6.665%, (1 mo. USD Term SOFR + 3.00%), 1/30/32		11,208	11,249,873
SGB-SMIT Midco GmbH, Term Loan, 3/10/33(10)	EUR	6,675	7,909,202
WEC U.S. Holdings Ltd., Term Loan, 5.665%, (1 mo. USD Term SOFR + 2.00%), 1/27/31		10,623	10,657,807
			$ 71,017,277
Electronic Equipment, Instruments & Components — 1.7%
Chamberlain Group, Inc., Term Loan, 6.402%, (1 mo. USD Term SOFR + 2.75%), 9/8/32		27,509	$ 27,513,166
Borrower/Description	Principal Amount* (000's omitted)		Value
Electronic Equipment, Instruments & Components (continued)
Creation Technologies, Inc., Term Loan, 9.436%, (3 mo. USD Term SOFR + 5.50%), 10/5/28		15,120	$ 15,034,745
Ingram Micro, Inc., Term Loan, 5.935%, (3 mo. USD Term SOFR + 2.25%), 9/22/31		1,843	1,856,642
Range Red Operating, Inc.:
Term Loan, 11.761%, (3 mo. USD Term SOFR + 8.00%), 10/1/29(5)		4,296	3,436,807
Term Loan - Second Lien, 11.761%, (3 mo. USD Term SOFR + 8.00%), 10/1/29(5)		16,279	13,022,998
Sector Alarm Holding AS, Term Loan, 5.011%, (3 mo. EURIBOR + 3.00%), 6/14/32	EUR	1,125	1,323,109
Spectris PLC:
Term Loan, 5.377%, (3 mo. EURIBOR + 3.25%), 12/6/32	EUR	3,350	3,969,648
Term Loan, 6.45%, (3 mo. USD Term SOFR + 2.75%), 12/6/32		5,461	5,488,646
Verifone Systems, Inc., Term Loan, 9.175%, (3 mo. USD Term SOFR + 5.25%), 8/18/28		9,268	8,813,593
			$ 80,459,354
Energy Equipment & Services — 0.4%
PG Investment Co. 59 SARL, Term Loan, 5.95%, (3 mo. USD Term SOFR + 2.25%), 3/26/31		17,835	$ 17,948,182
			$ 17,948,182
Engineering & Construction — 2.4%
American Residential Services LLC, Term Loan, 6.45%, (3 mo. USD Term SOFR + 2.75%), 2/2/32		12,096	$ 12,126,321
Artera Services LLC, Term Loan, 8.152%, (1 mo. USD Term SOFR + 4.50%), 2/15/31		10,437	8,971,595
Azuria Water Solutions, Inc.:
Term Loan, 4/25/33(10)		21,551	21,578,410
Term Loan, 4/25/33(10)		2,874	2,877,121
Brand Industrial Services, Inc., Term Loan, 8/1/30(10)		7,375	6,424,731
Construction Partners, Inc., Term Loan, 6.152%, (1 mo. USD Term SOFR + 2.50%), 11/3/31		6,443	6,491,763
Crown Subsea Communications Holding, Inc., Term Loan, 6.652%, (1 mo. USD Term SOFR + 3.00%), 1/30/31		6,484	6,536,988
Green Infrastructure Partners, Inc., Term Loan, 6.45%, (3 mo. USD Term SOFR + 2.75%), 9/24/32		12,225	12,270,844
New Arclin U.S. Holding Corp., Term Loan, 8.165%, (1 mo. USD Term SOFR + 4.50%), 4/1/33		6,375	5,992,500

See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Engineering & Construction (continued)
Northstar Group Services, Inc., Term Loan, 8.413%, (3 mo. USD Term SOFR + 4.75%), 5/31/30		21,115	$ 21,247,463
Salas O'Brien, Inc.:
Term Loan, 6.402%, (1 mo. USD Term SOFR + 2.75%), 1/31/33		4,318	4,339,446
Term Loan, 1/31/33(9)		557	559,929
			$ 109,417,111
Entertainment — 3.2%
Creative Artists Agency LLC, Term Loan, 6.152%, (1 mo. USD Term SOFR + 2.50%), 10/1/31		16,345	$ 16,411,795
Electronic Arts, Inc., Term Loan, 3/24/33(10)		22,250	22,283,375
EOC Borrower LLC, Term Loan, 6.402%, (1 mo. USD Term SOFR + 2.75%), 3/24/32		46,970	47,222,527
Motogp Sports Entertainment Group SL, Term Loan, 4.874%, (6 mo. EURIBOR + 2.75%), 8/18/32	EUR	2,725	3,222,598
Playtika Holding Corp., Term Loan, 6.517%, (1 mo. USD Term SOFR + 2.75%), 3/13/28		7,440	7,173,489
Pretzel Parent, Inc., Term Loan, 8.152%, (1 mo. USD Term SOFR + 4.50%), 10/1/31		9,785	9,143,072
TKO Worldwide Holdings LLC, Term Loan, 5.664%, (3 mo. USD Term SOFR + 2.00%), 11/21/31		32,446	32,570,139
Varsity Brands, Inc., Term Loan, 6.45%, (3 mo. USD Term SOFR + 2.75%), 8/26/31		12,652	12,647,732
			$ 150,674,727
Financial Services — 1.9%
CPI Holdco B LLC, Term Loan, 5.652%, (1 mo. USD Term SOFR + 2.00%), 5/19/31		30,525	$ 30,556,521
NCR Atleos LLC, Term Loan, 6.686%, (3 mo. USD Term SOFR + 3.00%), 4/16/29		10,596	10,605,456
Nuvei Technologies Corp., Term Loan, 6.152%, (1 mo. USD Term SOFR + 2.50%), 11/17/31		1,492	1,475,885
Planet U.S. Buyer LLC, Term Loan, 6.673%, (3 mo. USD Term SOFR + 3.00%), 2/7/31		12,490	12,557,196
Shift4 Payments LLC, Term Loan, 5.674%, (3 mo. USD Term SOFR + 2.00%), 7/3/32		3,342	3,359,035
Synechron, Inc., Term Loan, 7.45%, (3 mo. USD Term SOFR + 3.75%), 10/3/31		12,985	11,999,978
TMF Group Holding BV, Term Loan, 6.427% - 6.429%, (3 mo. USD Term SOFR + 2.75%), 5/3/28		7,590	7,621,114
Borrower/Description	Principal Amount* (000's omitted)		Value
Financial Services (continued)
Walker & Dunlop, Inc., Term Loan, 5.652%, (1 mo. USD Term SOFR + 2.00%), 3/14/32		7,831	$ 7,850,327
WEX, Inc., Term Loan, 5.402%, (1 mo. USD Term SOFR + 1.75%), 3/5/32		3,898	3,895,307
			$ 89,920,819
Food Products — 2.1%
CHG PPC Parent LLC, Term Loan, 6.767%, (1 mo. USD Term SOFR + 3.00%), 12/8/28		6,070	$ 6,094,163
Del Monte Foods, Inc.:
Term Loan, 0.00%, 8/2/28(5)(11)		1,360	0
Term Loan, 0.00%, 8/2/28(5)(11)		941	571,238
Term Loan, 13.265%, (1 mo. USD Term SOFR + 9.50%), 6/1/26(5)		3,847	2,335,022
Term Loan - Second Lien, 0.00%, 8/2/28(5)(11)		6,459	0
Froneri Lux Finco SARL:
Term Loan, 5.877%, (6 mo. USD Term SOFR + 2.25%), 9/30/31		8,530	8,480,440
Term Loan, 5.877%, (6 mo. USD Term SOFR + 2.25%), 9/30/32		10,574	10,516,773
Golden State Food LLC, Term Loan, 7.20%, (3 mo. USD Term SOFR + 3.50%), 12/4/31		10,033	10,092,671
Monogram Food Solutions LLC, Term Loan, 7.517%, (1 mo. USD Term SOFR + 3.75%), 8/28/28		1,725	1,726,712
Newly Weds Foods, Inc., Term Loan, 5.902%, (1 mo. USD Term SOFR + 2.25%), 3/15/32		12,853	12,881,023
Nomad Foods Europe Midco Ltd., Term Loan, 6.276%, (6 mo. USD Term SOFR + 2.50%), 10/28/32		13,890	13,560,455
PFI Lower Midco LLC, Term Loan, 7.652%, (1 mo. USD Term SOFR + 4.00%), 12/1/32		8,579	8,648,243
Treehouse Foods, Inc., Term Loan, 7.902%, (1 mo. USD Term SOFR + 4.25%), 2/11/33		12,825	12,947,286
Valeo F1 Co. Ltd. (Ireland), Term Loan, 8.727%, (1 day GBP SONIA + 5.00%), 9/30/31	GBP	5,500	7,292,380
			$ 95,146,406
Gas Utilities — 0.0%†
Stonepeak Bayou Holdings LP, Term Loan, 6.45%, (3 mo. USD Term SOFR + 2.75%), 10/1/32		1,809	$ 1,790,698
			$ 1,790,698
Ground Transportation — 0.2%
Student Transportation of America Holdings, Inc., Term Loan, 6.424%, (3 mo. USD Term SOFR + 2.75%), 6/24/32		11,141	$ 11,233,813
			$ 11,233,813

See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Health Care Equipment & Supplies — 1.2%
Bausch & Lomb Corp., Term Loan, 7.402%, (1 mo. USD Term SOFR + 3.75%), 1/15/31		24,745	$ 24,919,428
Hologic, Inc.:
Term Loan, 4.825%, (3 mo. EURIBOR + 2.75%), 4/7/33	EUR	1,850	2,174,954
Term Loan, 5.924%, (3 mo. USD Term SOFR + 2.25%), 4/7/33		21,140	21,047,618
Journey Personal Care Corp., Term Loan, 7.402%, (1 mo. USD Term SOFR + 3.75%), 3/1/28		9,723	9,577,065
Medline Borrower LP, Term Loan, 5.402%, (1 mo. USD Term SOFR + 1.75%), 10/23/30		20	20,507
			$ 57,739,572
Health Care Providers & Services — 7.1%
AEA International Holdings (Lux) SARL, Term Loan, 6.45%, (3 mo. USD Term SOFR + 2.75%), 9/7/28		14,490	$ 14,489,990
Cano Health LLC:
Term Loan, 11.509% - 11.743%, (3 mo. USD Term SOFR + 8.00%), 6/28/29(5)(9)		2,435	2,435,467
Term Loan, 11.70%, (3 mo. USD Term SOFR + 8.00%), 6/28/29(5)		2,408	919,959
Term Loan, 13.70%, (3 mo. USD Term SOFR + 10.00%), 6/28/29(5)		1,865	0
CHG Healthcare Services, Inc., Term Loan, 9/29/31(10)		1,075	1,072,313
Concentra Health Services, Inc., Term Loan, 5.652%, (1 mo. USD Term SOFR + 2.00%), 7/26/31		4,715	4,743,937
Ensemble RCM LLC, Term Loan, 6.663%, (3 mo. USD Term SOFR + 3.00%), 2/9/33		14,400	14,322,384
ExamWorks BidCo, Inc., Term Loan, 6.152%, (1 mo. USD Term SOFR + 2.50%), 2/6/33		10,850	10,903,402
Global Medical Response, Inc., Term Loan, 7.157%, (1 mo. USD Term SOFR + 3.50%), 10/1/32		18,163	18,253,158
Hanger, Inc.:
Term Loan, 7.152%, (1 mo. USD Term SOFR + 3.50%), 10/23/31		15,665	15,779,743
Term Loan, 7.152%, (1 mo. USD Term SOFR + 3.50%), 10/23/31(9)		2,030	2,044,656
Heartland Dental LLC, Term Loan, 7.402%, (1 mo. USD Term SOFR + 3.75%), 8/25/32		19,304	19,342,830
IVC Acquisition Ltd.:
Term Loan, 6.121%, (3 mo. EURIBOR + 4.00%), 12/12/28	EUR	9,985	11,763,951
Term Loan, 7.45%, (3 mo. USD Term SOFR + 3.75%), 12/12/28		3,854	3,857,408
MDVIP, Inc., Term Loan, 6.402%, (1 mo. USD Term SOFR + 2.75%), 10/14/31		8,680	8,705,288
Borrower/Description	Principal Amount* (000's omitted)		Value
Health Care Providers & Services (continued)
MED ParentCo LP, Term Loan, 6.652%, (1 mo. USD Term SOFR + 3.00%), 4/15/31		22,292	$ 22,373,558
Medical Solutions Holdings, Inc., Term Loan - Second Lien, 10.763%, (3 mo. USD Term SOFR + 7.00%), 11/1/29		9,500	826,500
Mehilainen Yhtiot OYJ, Term Loan, 5.527%, (3 mo. EURIBOR + 3.40%), 8/5/31	EUR	11,575	13,714,936
Midwest Physician Administrative Services LLC, Term Loan, 6.961%, (3 mo. USD Term SOFR + 3.00%), 3/12/28		12,742	11,276,285
National Mentor Holdings, Inc., Term Loan, 9.652%, (1 mo. USD Term SOFR + 6.00%), 12/12/30		34,505	34,702,703
Pacific Dental Services LLC, Term Loan, 6.161%, (1 mo. USD Term SOFR + 2.50%), 3/15/31		15,298	15,353,340
Phoenix Guarantor, Inc., Term Loan, 6.152%, (1 mo. USD Term SOFR + 2.50%), 2/21/31		23,883	23,991,512
Radiology Partners, Inc., Term Loan, 6/30/32(10)		6,025	5,940,288
Radnet Management, Inc., Term Loan, 5.923%, (3 mo. USD Term SOFR + 2.25%), 4/18/31		13,122	13,174,379
Raven Acquisition Holdings LLC:
Term Loan, 6.652%, (1 mo. USD Term SOFR + 3.00%), 11/19/31		12,874	12,815,764
Term Loan, 11/19/31(9)		929	924,658
Reverb Buyer, Inc., Term Loan, 7.263%, (3 mo. USD Term SOFR + 3.50%), 11/1/28		14,791	10,649,352
Select Medical Corp.:
Term Loan, 5.652%, (1 mo. USD Term SOFR + 2.00%), 12/3/31		11,719	11,711,395
Term Loan, 12/31/31(10)		11,225	11,281,125
Synlab Bondco PLC, Term Loan, 5.415%, (3 mo. EURIBOR + 3.25%), 4/16/31	EUR	2,600	3,041,740
U.S. Anesthesia Partners, Inc., Term Loan, 7.779%, (1 mo. USD Term SOFR + 4.00%), 10/1/28		8,265	8,290,836
			$ 328,702,857
Health Care Technology — 2.1%
athenahealth Group, Inc., Term Loan, 6.402%, (1 mo. USD Term SOFR + 2.75%), 2/15/29		29,023	$ 28,955,608
Cotiviti Corp.:
Term Loan, 6.415%, (1 mo. USD Term SOFR + 2.75%), 5/1/31		18,435	16,983,446
Term Loan - Second Lien, 6.415%, (1 mo. USD Term SOFR + 2.75%), 3/26/32		4,638	4,271,497
PointClickCare Technologies, Inc., Term Loan, 6.413%, (3 mo. USD Term SOFR + 2.75%), 11/3/31		16,041	16,060,710

See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Health Care Technology (continued)
Project Ruby Ultimate Parent Corp., Term Loan, 6.517%, (1 mo. USD Term SOFR + 2.75%), 3/10/28		17,402	$ 17,416,914
Waystar Technologies, Inc., Term Loan, 5.652%, (1 mo. USD Term SOFR + 2.00%), 10/22/29		11,839	11,868,434
			$ 95,556,609
Hotels, Restaurants & Leisure — 5.2%
Betclic Everest Group:
Term Loan, 4.541%, (2 mo. EURIBOR + 2.50%), 12/10/31	EUR	5,725	$ 6,723,344
Term Loan, 12/10/31(10)	EUR	5,550	6,530,626
Term Loan, 12/10/31(10)		10,675	10,741,719
Caesars Entertainment, Inc., Term Loan, 5.902%, (1 mo. USD Term SOFR + 2.25%), 2/6/31		13,621	13,224,688
Delivery Hero SE, Term Loan, 8.639%, (3 mo. USD Term SOFR + 5.00%), 12/12/29		19,119	19,071,110
Fertitta Entertainment LLC, Term Loan, 6.902%, (1 mo. USD Term SOFR + 3.25%), 1/27/29		14,050	13,953,211
Flugo BidCo AB, Term Loan, 5.877%, (3 mo. EURIBOR + 3.75%), 11/2/31	EUR	13,522	14,989,346
Flutter Financing BV, Term Loan, 5.45%, (3 mo. USD Term SOFR + 1.75%), 11/30/30		14,951	14,932,349
GVC Holdings (Gibraltar) Ltd.:
Term Loan, 5.635%, (3 mo. EURIBOR + 3.50%), 6/30/28	EUR	5,382	6,386,982
Term Loan, 5.951%, (3 mo. USD Term SOFR + 2.25%), 7/31/32		3,058	3,062,818
Herschend Entertainment Co. LLC, Term Loan, 6.152%, (1 mo. USD Term SOFR + 2.50%), 5/27/32		7,171	7,210,575
Horizon U.S. Finco LP, Term Loan, 8.413%, (3 mo. USD Term SOFR + 4.75%), 10/31/31		15,467	14,403,252
IRB Holding Corp., Term Loan, 6.154%, (1 mo. USD Term SOFR + 2.50%), 12/16/30		32,306	32,426,948
Ontario Gaming GTA LP, Term Loan, 7.95%, (3 mo. USD Term SOFR + 4.25%), 8/1/30		10,645	10,125,516
Scientific Games Holdings LP, Term Loan, 6.674%, (3 mo. USD Term SOFR + 3.00%), 4/4/29		9,492	9,359,007
SeaWorld Parks & Entertainment, Inc., Term Loan, 5.652%, (1 mo. USD Term SOFR + 2.00%), 12/4/31		18,992	18,825,642
Turquoise Topco Ltd., Term Loan, 6.951%, (3 mo. USD Term SOFR + 3.25%), 12/30/32		15,800	15,543,250
Voyager Parent LLC, Term Loan, 7.95%, (3 mo. USD Term SOFR + 4.25%), 7/1/32		24,930	24,969,071
			$ 242,479,454
Borrower/Description	Principal Amount* (000's omitted)		Value
Household Durables — 1.4%
Libbey Glass, Inc., Term Loan, 10.32%, (3 mo. USD Term SOFR + 6.50%), 11/22/27		18,960	$ 15,389,244
Madison Safety & Flow LLC, Term Loan, 6.154%, (1 mo. USD Term SOFR + 2.50%), 9/26/31		1,646	1,651,851
PHRG Intermediate LLC, Term Loan, 7.70%, (3 mo. USD Term SOFR + 4.00%), 2/20/32		12,233	12,194,397
Serta Simmons Bedding LLC:
Term Loan, 11.287%, (3 mo. USD Term SOFR + 7.50%), 6/29/28		2,211	2,214,032
Term Loan, 11.314%, (3 mo. USD Term SOFR + 7.50%), 6/29/28		20,368	19,166,695
Somnigroup International, Inc., Term Loan, 5.90%, (1 mo. USD Term SOFR + 2.25%), 10/24/31		16,080	16,174,290
			$ 66,790,509
Independent Power and Renewable Electricity Producers — 0.7%
Cogentrix Finance Holdco I LLC, Term Loan, 5.902%, (1 mo. USD Term SOFR + 2.25%), 2/26/32		11,491	$ 11,554,769
Invenergy Thermal Operating I LLC:
Term Loan, 6.38%, (3 mo. USD Term SOFR + 2.75%), 5/17/32		18,268	18,439,388
Term Loan, 6.38%, (3 mo. USD Term SOFR + 2.75%), 5/17/32		1,188	1,199,295
Talen Energy Supply LLC, Term Loan, 6.153%, (3 mo. USD Term SOFR + 2.50%), 12/15/31		2,463	2,474,591
			$ 33,668,043
Industrial Conglomerates — 0.6%
Ammeraal Beltech Holding BV, Term Loan, 7.127%, (3 mo. EURIBOR + 5.00%), 12/30/28	EUR	7,603	$ 7,707,943
Bettcher Industries, Inc., Term Loan, 7.68%, (U.S. (Fed) Prime Rate + 4.00%), 4/15/33		5,925	5,969,438
Rain Carbon GmbH, Term Loan, 7.108%, (3 mo. EURIBOR + 5.00%), 10/31/28	EUR	13,948	16,284,435
			$ 29,961,816
Insurance — 6.1%
Acrisure LLC:
Term Loan, 6.652%, (1 mo. USD Term SOFR + 3.00%), 11/6/30		25,664	$ 25,323,501
Term Loan, 6.902%, (1 mo. USD Term SOFR + 3.25%), 6/21/32		2,581	2,543,083
Alera Group, Inc., Term Loan, 6.402%, (1 mo. USD Term SOFR + 2.75%), 5/30/32		18,616	18,437,608

See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Insurance (continued)
Alliant Holdings Intermediate LLC, Term Loan, 6.152%, (1 mo. USD Term SOFR + 2.50%), 9/19/31		36,057	$ 36,040,050
AmWINS Group, Inc., Term Loan, 5.652%, (1 mo. USD Term SOFR + 2.00%), 1/30/32		16,550	16,555,377
Broadstreet Partners, Inc., Term Loan, 6.152%, (1 mo. USD Term SOFR + 2.50%), 6/13/31		33,959	33,784,681
HUB International Ltd., Term Loan, 5.922%, (3 mo. USD Term SOFR + 2.25%), 6/20/30		35,076	35,201,733
IMA Financial Group, Inc., Term Loan, 6.652%, (1 mo. USD Term SOFR + 3.00%), 11/1/28		18,834	18,840,872
Jones DesLauriers Insurance Management, Inc., Term Loan, 6.663%, (3 mo. USD Term SOFR + 3.00%), 2/2/33		7,575	7,489,781
Ryan Specialty Group LLC, Term Loan, 5.652%, (1 mo. USD Term SOFR + 2.00%), 9/15/31		9,544	9,585,342
Siaci Saint Honore, Term Loan, 5.377%, (3 mo. EURIBOR + 3.25%), 7/26/32	EUR	13,425	15,831,325
Trucordia Insurance Holdings LLC, Term Loan, 6.902%, (1 mo. USD Term SOFR + 3.25%), 6/17/32		19,091	18,279,564
Truist Insurance Holdings LLC:
Term Loan, 6.45%, (3 mo. USD Term SOFR + 2.75%), 5/6/31		20,868	20,763,990
Term Loan - Second Lien, 8.45%, (3 mo. USD Term SOFR + 4.75%), 5/6/32		2,368	2,350,658
USI, Inc.:
Term Loan, 5.95%, (3 mo. USD Term SOFR + 2.25%), 11/21/29		7,788	7,806,352
Term Loan, 5.95%, (3 mo. USD Term SOFR + 2.25%), 9/29/30		16,695	16,733,296
			$ 285,567,213
Interactive Media & Services — 0.5%
Aragorn Parent Corp., Term Loan, 7.163%, (3 mo. USD Term SOFR + 3.50%), 12/15/28		11,124	$ 11,184,678
Arches Buyer, Inc., Term Loan, 12/6/27(10)		7,609	7,610,218
Foundational Education Group, Inc., Term Loan, 7.675%, (3 mo. USD Term SOFR + 3.75%), 8/31/28		3,468	3,201,669
			$ 21,996,565
IT Services — 2.9%
Ahead DB Holdings LLC, Term Loan, 2/3/31(10)		6,000	$ 5,958,750
Asurion LLC:
Term Loan, 7.413%, (3 mo. USD Term SOFR + 3.75%), 2/23/33		28,226	27,817,354
Term Loan - Second Lien, 9.017%, (1 mo. USD Term SOFR + 5.25%), 1/20/29		1,717	1,725,335
Borrower/Description	Principal Amount* (000's omitted)		Value
IT Services (continued)
Aurora Lux Finco SARL, Term Loan, 8.95%, (3 mo. USD Term SOFR + 5.25%), 10/1/32		13,317	$ 11,976,640
Gainwell Acquisition Corp., Term Loan, 7.80%, (3 mo. USD Term SOFR + 4.00%), 10/1/27		16,527	16,276,060
Indy U.S. Bidco LLC, Term Loan, 4.76%, (1 mo. EURIBOR + 2.75%), 10/31/30	EUR	3,800	4,474,876
NAB Holdings LLC, Term Loan, 6.20%, (3 mo. USD Term SOFR + 2.50%), 11/23/28		7,298	6,836,950
Newfold Digital Holdings Group, Inc., Term Loan, 7.26%, (1 mo. USD Term SOFR + 3.50%), 4/30/29		5,720	3,936,816
Nielsen Consumer, Inc., Term Loan, 5.902%, (1 mo. USD Term SOFR + 2.25%), 10/31/30		3,636	3,637,866
Plano HoldCo, Inc., Term Loan, 7.20%, (3 mo. USD Term SOFR + 3.50%), 10/2/31		3,092	2,517,554
Sedgwick Claims Management Services, Inc., Term Loan, 6.152%, (1 mo. USD Term SOFR + 2.50%), 7/31/31		37,728	37,504,847
Trio Bidco, Inc.:
Term Loan, 7.70%, (3 mo. USD Term SOFR + 4.00%), 10/29/32		5,021	4,904,279
Term Loan, 10/29/32(9)		529	516,240
Virtusa Corp., Term Loan, 6.902%, (1 mo. USD Term SOFR + 3.25%), 2/15/29		6,760	6,255,805
			$ 134,339,372
Leisure Products — 1.1%
Accell Group NV, Term Loan, 5/31/30(10)	EUR	710	$ 112,490
GSM Holdings, Inc., Term Loan, 8.70%, (3 mo. USD Term SOFR + 5.00%), 9/30/31		9,802	9,791,745
Hayward Industries, Inc., Term Loan, 6.267%, (1 mo. USD Term SOFR + 2.50%), 5/30/28		8,026	8,072,848
Recess Holdings, Inc., Term Loan, 7.417%, (3 mo. USD Term SOFR + 3.75%), 2/20/30		32,051	32,235,860
Sprint Holdco BV:
Term Loan, 5/31/30(10)	EUR	649	15,228
Term Loan - Second Lien, 6/30/31(10)	EUR	373	1,095
Sprint MidCo BV, Term Loan - Second Lien, 6/30/31(10)	EUR	437	3,843
			$ 50,233,109
Life Sciences Tools & Services — 1.1%
Loire Finco Luxembourg SARL:
Term Loan, 5.761%, (3 mo. EURIBOR + 3.75%), 1/21/30	EUR	6,030	$ 7,113,130
Term Loan, 7.652%, (1 mo. USD Term SOFR + 4.00%), 1/21/30		3,407	3,416,243

See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Life Sciences Tools & Services (continued)
Normec 1 BV, Term Loan, 5.26%, (1 mo. EURIBOR + 3.25%), 4/16/31	EUR	2,000	$ 2,372,251
Parexel International Corp., Term Loan, 6.402%, (1 mo. USD Term SOFR + 2.75%), 12/12/31		4,338	4,343,210
Sotera Health Holdings LLC, Term Loan, 6.152%, (1 mo. USD Term SOFR + 2.50%), 5/30/31		22,124	22,238,877
Star Parent, Inc., Term Loan, 7.70%, (3 mo. USD Term SOFR + 4.00%), 9/27/30		11,975	11,993,741
			$ 51,477,452
Machinery — 7.9%
AAG U.S. GSI Bidco, Inc., Term Loan, 8.70%, (3 mo. USD Term SOFR + 5.00%), 10/31/31		10,875	$ 10,929,364
AI Aqua Merger Sub, Inc., Term Loan, 6.161%, (1 mo. USD Term SOFR + 2.50%, 3 mo. USD Term SOFR + 2.50%), 7/31/28		35,135	35,263,481
Apex Tool Group LLC, Term Loan, 9.652%, (1 mo. USD Term SOFR + 6.00%), 2/8/29		242	98,025
Astro Acquisition LLC, Term Loan, 6.95%, (3 mo. USD Term SOFR + 3.25%), 8/30/32		8,055	8,125,292
Barnes Group, Inc., Term Loan, 6.152%, (1 mo. USD Term SOFR + 2.50%), 1/27/32		14,028	14,048,702
BCP V Modular Services Holdings IV Ltd., Term Loan, 6.552%, (3 mo. EURIBOR + 4.43%), 7/10/31	EUR	4,175	4,484,517
BG MS U.S. Holding LLC, Term Loan, 8.45%, (3 mo. USD Term SOFR + 4.75%), 10/22/32		11,050	10,994,750
Cleanova U.S. Holdings LLC, Term Loan, 8.425%, (3 mo. USD Term SOFR + 4.75%), 6/14/32		14,751	14,603,519
Columbus McKinnon Corp., Term Loan, 7.20%, (3 mo. USD Term SOFR + 3.50%), 2/3/33		9,846	9,874,471
Conair Holdings LLC, Term Loan, 7.517%, (1 mo. USD Term SOFR + 3.75%), 5/17/28		15,755	11,156,166
CoorsTek, Inc., Term Loan, 6.67%, (3 mo. USD Term SOFR + 3.00%), 10/28/32		9,601	9,686,914
CPM Holdings, Inc., Term Loan, 8.165%, (1 mo. USD Term SOFR + 4.50%), 9/28/28		13,052	13,080,247
Cube Industrials Buyer, Inc., Term Loan, 6.669%, (3 mo. USD Term SOFR + 3.00%), 10/17/31		5,688	5,716,787
Delachaux Group SA, Term Loan, 5.40%, (3 mo. EURIBOR + 3.25%), 4/16/29	EUR	4,945	5,875,217
EMRLD Borrower LP:
Term Loan, 5.923%, (3 mo. USD Term SOFR + 2.25%), 5/31/30		6,694	6,709,818
Term Loan, 5.95%, (3 mo. USD Term SOFR + 2.25%), 8/4/31		5,095	5,107,963
Engineered Machinery Holdings, Inc.:
Term Loan, 5.627%, (3 mo. EURIBOR + 3.50%), 11/26/32	EUR	11,640	13,780,887
Borrower/Description	Principal Amount* (000's omitted)		Value
Machinery (continued)
Engineered Machinery Holdings, Inc.: (continued)
Term Loan, 6.95%, (3 mo. USD Term SOFR + 3.25%), 11/26/32		22,052	$ 22,227,153
Term Loan - Second Lien, 9.961%, (3 mo. USD Term SOFR + 6.00%), 5/21/29		3,700	3,715,849
Filtration Group Corp., Term Loan, 6.152%, (1 mo. USD Term SOFR + 2.50%), 10/21/28		4,694	4,707,713
Icebox Holdco III, Inc., Term Loan, 6.95%, (3 mo. USD Term SOFR + 3.25%), 12/22/31		8,313	8,360,250
INNIO Group Holding GmbH, Term Loan, 4.52%, (3 mo. EURIBOR + 2.50%), 11/2/31	EUR	2,222	2,627,465
Jennmar Inter III LLC, Term Loan, 8.668%, (1 mo. USD Term SOFR + 5.00%), 12/16/30		8,690	8,624,825
LSF12 Helix Parent LLC, Term Loan, 7.152%, (1 mo. USD Term SOFR + 3.50%), 2/10/33		19,846	19,880,941
Madison IAQ LLC, Term Loan, 6.378%, (6 mo. USD Term SOFR + 2.75%), 11/8/32		8,397	8,432,472
Resilience Parent LLC, Term Loan, 6.126%, (6 mo. USD Term SOFR + 2.50%), 2/28/33		21,700	21,775,950
Roper Industrial Products Investment Co. LLC:
Term Loan, 5.127%, (3 mo. EURIBOR + 3.00%), 11/22/29	EUR	2,481	2,932,098
Term Loan, 6.20%, (3 mo. USD Term SOFR + 2.50%), 11/22/29		22,910	23,004,047
TK Elevator Midco GmbH:
Term Loan, 5.149%, (3 mo. EURIBOR + 3.00%), 4/30/30	EUR	11,450	13,504,271
Term Loan, 6.377%, (6 mo. USD Term SOFR + 2.75%), 4/30/30		46,606	47,055,773
			$ 366,384,927
Media — 1.4%
ABG Intermediate Holdings 2 LLC, Term Loan, 5.902%, (1 mo. USD Term SOFR + 2.25%), 2/13/32		7,772	$ 7,793,338
Charter Communications Operating LLC, Term Loan, 5.942%, (3 mo. USD Term SOFR + 2.25%), 12/15/31		7,036	7,039,983
DirecTV Financing LLC, Term Loan, 2/17/31(10)		6,000	6,020,070
Emerald X, Inc., Term Loan, 6.902%, (1 mo. USD Term SOFR + 3.25%), 1/30/32		2,878	2,889,043
Fleet Midco I Ltd., Term Loan, 6.419%, (3 mo. USD Term SOFR + 2.75%), 2/21/31		11,143	11,226,571
Nexstar Broadcasting, Inc., Term Loan, 6.402%, (1 mo. USD Term SOFR + 2.75%), 3/18/33		16,825	16,834,254
Univision Communications, Inc., Term Loan, 1/31/29(10)		6,530	6,498,689
WH Borrower LLC, Term Loan, 2/20/32(10)		4,904	4,916,660
			$ 63,218,608

See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Metals/Mining — 1.0%
American Consolidated Natural Resources, Inc., Term Loan - Second Lien, 13.00%, 12/11/29(12)	3,242	$ 3,268,665
Arsenal AIC Parent LLC, Term Loan, 6.402%, (1 mo. USD Term SOFR + 2.75%), 8/19/30	10,582	10,634,571
Wireco Worldgroup, Inc., Term Loan, 7.414%, (3 mo. USD Term SOFR + 3.75%), 11/13/28	6,182	6,179,979
Zekelman Industries, Inc., Term Loan, 5.908%, (1 mo. USD Term SOFR + 2.25%), 1/24/31	28,164	28,283,091
		$ 48,366,306
Oil, Gas & Consumable Fuels — 2.8%
Freeport LNG Investments LLLP, Term Loan, 6.925%, (3 mo. USD Term SOFR + 3.25%), 2/11/33	35,100	$ 35,198,807
GIP Pilot Acquisition Partners LP, Term Loan, 5.674%, (3 mo. USD Term SOFR + 2.00%), 10/4/30	6,193	6,228,695
Hilcorp Energy I LP, Term Loan, 5.411%, (1 mo. USD Term SOFR + 1.75%), 2/11/30	8,488	8,519,579
Matador Bidco SARL, Term Loan, 8.002%, (1 mo. USD Term SOFR + 4.25%), 7/30/29	28,922	28,770,475
Natgasoline LLC, Term Loan, 9.173%, (3 mo. USD Term SOFR + 5.50%), 3/29/30	6,776	6,849,637
Oryx Midstream Services Permian Basin LLC, Term Loan, 5.904%, (1 mo. USD Term SOFR + 2.25%), 10/5/28	4,962	4,984,720
Oxbow Carbon LLC, Term Loan, 7.152%, (1 mo. USD Term SOFR + 3.50%), 5/10/30	8,572	8,619,994
Traverse Midstream Partners LLC, Term Loan, 4/21/33(10)	9,725	9,752,376
Venture Global Calcasieu Pass LLC, Term Loan, 6.937%, (6 mo. USD Term SOFR + 3.25%), 4/11/33	19,050	19,133,344
		$ 128,057,627
Passenger Airlines — 0.3%
WestJet Loyalty LP, Term Loan, 6.45%, (3 mo. USD Term SOFR + 2.75%), 2/14/31	14,891	$ 14,572,219
		$ 14,572,219
Pharmaceuticals — 1.5%
Amneal Pharmaceuticals LLC, Term Loan, 6.652%, (1 mo. USD Term SOFR + 3.00%), 8/1/32	8,607	$ 8,655,163
Bausch Health Cos., Inc., Term Loan, 9.902%, (1 mo. USD Term SOFR + 6.25%), 10/8/30	10,451	10,197,418
Borrower/Description	Principal Amount* (000's omitted)		Value
Pharmaceuticals (continued)
Ceva Sante Animale:
Term Loan, 5.127%, (3 mo. EURIBOR + 3.00%), 11/8/30	EUR	4,775	$ 5,655,119
Term Loan, 6.389%, (3 mo. USD Term SOFR + 2.75%), 11/8/30		8,132	8,188,961
Jazz Financing Lux SARL, Term Loan, 5.902%, (1 mo. USD Term SOFR + 2.25%), 5/5/28		17,162	17,261,041
Nidda Healthcare Holding AG, Term Loan, 5.524%, (3 mo. EURIBOR + 3.50%), 12/9/32	EUR	8,700	10,274,569
Padagis LLC, Term Loan, 8.689%, (3 mo. USD Term SOFR + 4.75%), 7/6/28		7,684	7,280,313
Recipharm AB, Term Loan, 4.949%, (3 mo. EURIBOR + 2.95%), 2/17/28	EUR	3,275	3,850,910
			$ 71,363,494
Professional Services — 5.1%
AAL Delaware Holdco, Inc., Term Loan, 6.402%, (1 mo. USD Term SOFR + 2.75%), 7/30/31		14,314	$ 14,398,638
Amspec Parent LLC, Term Loan, 7.20%, (3 mo. USD Term SOFR + 3.50%), 12/22/31		11,267	11,277,736
APFS Staffing Holdings, Inc., Term Loan, 7.902%, (1 mo. USD Term SOFR + 4.25%), 12/29/28		3,509	3,182,502
Citrin Cooperman Advisors LLC:
Term Loan, 6.70%, (3 mo. USD Term SOFR + 3.00%), 4/1/32		10,775	10,422,503
Term Loan, 4/1/32(9)		2,345	2,245,773
CohnReznick LLP:
Term Loan, 6.95%, (3 mo. USD Term SOFR + 3.25%), 3/31/32		12,233	12,057,412
Term Loan, 3/31/32(9)		710	699,666
CoreLogic, Inc.:
Term Loan, 7.267%, (1 mo. USD Term SOFR + 3.50%), 6/2/28		16,892	16,574,921
Term Loan - Second Lien, 10.267%, (1 mo. USD Term SOFR + 6.50%), 6/4/29		1,524	1,448,730
Corporation Service Co., Term Loan, 5.652%, (1 mo. USD Term SOFR + 2.00%), 11/2/29		11,728	11,768,080
EAB Global, Inc., Term Loan, 6.70%, (3 mo. USD Term SOFR + 3.00%), 8/16/30		10,365	9,201,368
Employbridge Holding Co., Term Loan - Second Lien, 8.711%, (3 mo. USD Term SOFR + 4.75%), 1/19/30		13,882	2,614,430
First Advantage Holdings LLC, Term Loan, 6.45%, (3 mo. USD Term SOFR + 2.75%), 10/31/31		6,939	6,863,377
Galaxy Bidco Ltd., Term Loan, 5.867%, (6 mo. EURIBOR + 3.75%), 12/19/29	EUR	8,275	9,840,635
Grant Thornton Advisors LLC, Term Loan, 6.402%, (1 mo. USD Term SOFR + 2.75%), 6/2/31		35,807	34,774,093

See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Professional Services (continued)
Heritage Environmental Services, Inc., Term Loan, 6.677%, (3 mo. USD Term SOFR + 3.00%), 4/1/33		9,025	$ 9,070,125
Heron Bidco, Term Loan, 7.70%, (3 mo. USD Term SOFR + 4.00%), 12/10/32		10,150	10,181,719
Highspring Holdings LLC, Term Loan, 8.85%, (3 mo. USD Term SOFR + 5.00%), 1/22/29		2,909	1,941,771
iSolved, Inc., Term Loan, 6.402%, (1 mo. USD Term SOFR + 2.75%), 10/15/30		9,137	8,720,098
Mermaid Bidco, Inc., Term Loan, 6.913%, (3 mo. USD Term SOFR + 3.25%), 7/3/31		22,240	21,823,460
Neptune Bidco U.S., Inc., Term Loan, 8.769%, (3 mo. USD Term SOFR + 5.00%), 2/3/33		9,978	9,791,429
PHM Group Holding OYJ, Term Loan, 5.575%, (3 mo. EURIBOR + 3.50%), 4/22/32	EUR	6,600	7,758,985
Techem Verwaltungsgesellschaft 675 GmbH, Term Loan, 5.231%, (3 mo. EURIBOR + 3.25%), 7/15/32	EUR	8,575	10,149,490
Trans Union LLC:
Term Loan, 5.402%, (1 mo. USD Term SOFR + 1.75%), 6/24/31		4,889	4,895,333
Term Loan, 5.402%, (1 mo. USD Term SOFR + 1.75%), 6/24/31		6,766	6,774,089
			$ 238,476,363
Real Estate Management & Development — 1.0%
Cushman & Wakefield U.S. Borrower LLC:
Term Loan, 6.152%, (1 mo. USD Term SOFR + 2.50%), 1/31/30		8,955	$ 9,008,309
Term Loan, 6.402%, (1 mo. USD Term SOFR + 2.75%), 1/31/30		6,788	6,821,914
Greystar Real Estate Partners LLC, Term Loan, 6.173%, (3 mo. USD Term SOFR + 2.50%), 8/21/30		15,542	15,599,974
Metropolis Technologies, Inc., Term Loan, 8.98%, (6 mo. USD Term SOFR + 5.25%), 11/3/32		14,115	14,064,589
			$ 45,494,786
Road & Rail — 1.3%
Avis Budget Car Rental LLC, Term Loan, 6.152%, (1 mo. USD Term SOFR + 2.50%), 7/16/32		25,294	$ 25,157,318
First Student Bidco, Inc.:
Term Loan, 8/15/30(10)		5,030	5,038,066
Term Loan, 8/15/30(10)		920	921,840
Hertz Corp.:
Term Loan, 7.413%, (3 mo. USD Term SOFR + 3.75%), 6/30/28		7,147	5,606,286
Term Loan, 7.425%, (3 mo. USD Term SOFR + 3.50%), 6/30/28		5,894	4,656,553
Borrower/Description	Principal Amount* (000's omitted)		Value
Road & Rail (continued)
Hertz Corp.: (continued)
Term Loan, 7.425%, (3 mo. USD Term SOFR + 3.50%), 6/30/28		1,166	$ 921,345
Kenan Advantage Group, Inc., Term Loan, 6.902%, (1 mo. USD Term SOFR + 3.25%), 1/25/29		16,442	16,425,725
			$ 58,727,133
Semiconductors & Semiconductor Equipment — 0.1%
Bright Bidco BV:
Term Loan, 0.00%, 10/31/27(11)		4,374	$ 1,476,254
Term Loan, 13.663%, (3 mo. USD Term SOFR + 10.00%), 6/30/26		193	184,705
Term Loan, 6/30/26(9)		140	133,361
MaxLinear, Inc., Term Loan, 6.017%, (1 mo. USD Term SOFR + 2.25%), 6/23/28		3,250	3,225,625
			$ 5,019,945
Software — 11.0%
Applied Systems, Inc., Term Loan, 5.95%, (3 mo. USD Term SOFR + 2.25%), 2/24/31		24,025	$ 23,742,142
Boxer Parent Co., Inc.:
Term Loan, 6.673%, (3 mo. USD Term SOFR + 3.00%), 7/30/31		22,936	21,297,445
Term Loan - Second Lien, 9.413%, (3 mo. USD Term SOFR + 5.75%), 7/30/32		6,832	5,824,300
Calabrio, Inc., Term Loan, 7.673%, (3 mo. USD Term SOFR + 4.00%), 11/26/32		12,400	9,792,156
Cegid Group SAS:
Term Loan, 4.90%, (3 mo. EURIBOR + 2.75%), 7/10/28	EUR	4,475	5,132,834
Term Loan, 4.90%, (3 mo. EURIBOR + 2.75%), 7/10/28	EUR	5,150	5,911,382
Cloud Software Group, Inc., Term Loan, 6.95%, (3 mo. USD Term SOFR + 3.25%), 8/13/32		30,112	27,943,455
Cloudera, Inc.:
Term Loan, 7.502%, (1 mo. USD Term SOFR + 3.75%), 10/8/28		19,551	17,669,427
Term Loan - Second Lien, 9.752%, (1 mo. USD Term SOFR + 6.00%), 10/8/29		4,450	3,494,051
Clover Holdings 2 LLC, Term Loan, 7.402%, (1 mo. USD Term SOFR + 3.75%), 12/9/31		14,900	14,545,637
Dayforce, Inc., Term Loan, 6.663%, (3 mo. USD Term SOFR + 3.00%), 2/4/33		17,825	16,860,222
Delta TopCo, Inc., Term Loan, 6.424%, (3 mo. USD Term SOFR + 2.75%), 11/30/29		13,008	12,555,347
Dragon Buyer, Inc., Term Loan, 6.45%, (3 mo. USD Term SOFR + 2.75%), 9/30/31		4,218	4,045,028

See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Software (continued)
Drake Software LLC, Term Loan, 7.95%, (3 mo. USD Term SOFR + 4.25%), 6/26/31		6,149	$ 5,810,450
ECI Macola Max Holding LLC, Term Loan, 6.45%, (3 mo. USD Term SOFR + 2.75%), 5/9/30		24,169	23,821,657
Epicor Software Corp., Term Loan, 6.152%, (1 mo. USD Term SOFR + 2.50%), 5/30/31		16,023	15,832,361
Gen Digital, Inc., Term Loan, 5.402%, (1 mo. USD Term SOFR + 1.75%), 9/12/29		9,319	9,189,930
IGT Holding IV AB:
Term Loan, 5.027%, (3 mo. EURIBOR + 2.90%), 3/31/28	EUR	1,205	1,414,850
Term Loan, 6.70%, (3 mo. USD Term SOFR + 3.00%), 9/1/31		1,632	1,620,307
Marcel LUX IV SARL:
Term Loan, 5.513%, (3 mo. EURIBOR + 3.50%), 11/9/30	EUR	6,275	7,295,645
Term Loan, 6.64%, (1 mo. USD Term SOFR + 3.00%), 11/12/30		26,438	26,239,337
McAfee LLC, Term Loan, 6.652%, (1 mo. USD Term SOFR + 3.00%), 3/1/29		29,942	26,460,806
Mosel Bidco SE, Term Loan, 5.877%, (3 mo. EURIBOR + 3.75%), 9/16/30	EUR	5,900	6,578,341
N-Able International Holdings II LLC, Term Loan, 6.423%, (3 mo. USD Term SOFR + 2.75%), 11/26/32		2,594	2,577,291
OceanKey (U.S.) II Corp., Term Loan, 7.252%, (1 mo. USD Term SOFR + 3.50%), 12/15/28		7,566	7,186,869
OID-OL Intermediate I LLC:
Term Loan, 8.063%, (3 mo. USD Term SOFR + 4.25%), 2/1/29		14,383	10,022,187
Term Loan, 9.663%, (3 mo. USD Term SOFR + 6.00%), 2/1/29		5,321	5,305,193
Open Text Corp., Term Loan, 5.402%, (1 mo. USD Term SOFR + 1.75%), 1/31/30		5,988	5,843,726
Polaris Newco LLC:
Term Loan, 6.15%, (3 mo. EURIBOR + 4.00%), 6/2/28	EUR	8,929	9,014,105
Term Loan, 7.925%, (3 mo. USD Term SOFR + 4.00%), 6/2/28		7,150	6,258,377
Project Alpha Intermediate Holding, Inc., Term Loan, 6.95%, (3 mo. USD Term SOFR + 3.25%), 10/26/30		24,125	19,058,785
Project Boost Purchaser LLC, Term Loan, 6.45%, (3 mo. USD Term SOFR + 2.75%), 7/16/31		29,301	28,800,233
Proofpoint, Inc., Term Loan, 6.70%, (3 mo. USD Term SOFR + 3.00%), 8/31/28		11,076	10,773,282
RealPage, Inc.:
Term Loan, 6.961%, (3 mo. USD Term SOFR + 3.00%), 4/24/28		18,650	18,285,513
Borrower/Description	Principal Amount* (000's omitted)		Value
Software (continued)
RealPage, Inc.: (continued)
Term Loan, 7.45%, (3 mo. USD Term SOFR + 3.75%), 4/24/28		5,396	$ 5,336,500
Rocket Software, Inc., Term Loan, 7.402%, (1 mo. USD Term SOFR + 3.75%), 11/28/28		9,627	9,205,288
Sabre GLBL, Inc.:
Term Loan, 9.752%, (1 mo. USD Term SOFR + 6.00%), 11/15/29		12,874	10,579,241
Term Loan, 9.752%, (1 mo. USD Term SOFR + 6.00%), 11/15/29		3,064	2,517,091
Term Loan, 10.002%, (1 mo. USD Term SOFR + 6.25%), 7/30/29		2,474	2,039,081
Term Loan, 10.002%, (1 mo. USD Term SOFR + 6.25%), 7/30/29		1,871	1,546,696
SkillSoft Corp., Term Loan, 9.017%, (1 mo. USD Term SOFR + 5.25%), 7/14/28		14,514	7,997,366
SolarWinds Holdings, Inc., Term Loan, 7.674%, (3 mo. USD Term SOFR + 4.00%), 4/16/32		17,272	14,724,468
UKG, Inc., Term Loan, 6.163%, (3 mo. USD Term SOFR + 2.50%), 2/10/31		26,974	26,074,279
Vision Solutions, Inc., Term Loan, 7.925%, (3 mo. USD Term SOFR + 4.00%), 4/24/28		17,859	14,220,150
			$ 510,442,831
Specialty Retail — 1.7%
Apro LLC, Term Loan, 7.402%, (1 mo. USD Term SOFR + 3.75%), 7/9/31		7,609	$ 7,659,041
Boels Topholding BV, Term Loan, 4.462%, (1 mo. EURIBOR + 2.50%), 5/23/31	EUR	136	160,581
Great Outdoors Group LLC, Term Loan, 6.902%, (1 mo. USD Term SOFR + 3.25%), 1/23/32		19,423	19,570,876
Harbor Freight Tools USA, Inc., Term Loan, 5.902%, (1 mo. USD Term SOFR + 2.25%), 6/11/31		21,621	21,621,373
Les Schwab Tire Centers, Term Loan, 6.173%, (3 mo. USD Term SOFR + 2.50%), 4/23/31		15,742	15,768,328
Mavis Tire Express Services Corp., Term Loan, 6.669%, (6 mo. USD Term SOFR + 3.00%), 5/4/28		9,709	9,736,028
Speedster Bidco GmbH, Term Loan, 6.70%, (3 mo. USD Term SOFR + 3.00%), 12/11/31		5,766	5,647,120
			$ 80,163,347
Technology Hardware, Storage & Peripherals — 0.3%
CompoSecure Holdings LLC, Term Loan, 5.918%, (1 mo. USD Term SOFR + 2.25%), 1/14/33		13,905	$ 13,962,984
			$ 13,962,984

See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Trading Companies & Distributors — 4.0%
BCPE Empire Holdings, Inc., Term Loan, 7.152%, (1 mo. USD Term SOFR + 3.50%), 12/29/32		14,425	$ 14,429,472
CD&R Hydra Buyer, Inc., Term Loan, 7.752%, (1 mo. USD Term SOFR + 4.00%), 3/25/31		20,497	20,592,177
Core & Main LP:
Term Loan, 5.654%, (1 mo. USD Term SOFR + 2.00%), 7/27/28		8,028	8,060,120
Term Loan, 5.654%, (1 mo. USD Term SOFR + 2.00%), 2/9/31		12,751	12,788,451
DXP Enterprises, Inc., Term Loan, 6.902%, (1 mo. USD Term SOFR + 3.25%), 10/11/30		13,948	14,087,304
Paint Intermediate III LLC, Term Loan, 6.666% - 6.673%, (3 mo. USD Term SOFR + 3.00%), 10/9/31		9,009	9,042,815
Quimper AB, Term Loan, 5.122%, (3 mo. EURIBOR + 3.00%), 3/31/30	EUR	9,600	11,298,190
Ramudden Global Group GmbH, Term Loan, 2/21/33(10)	EUR	27,300	32,130,671
Spin Holdco, Inc.:
Term Loan, 9.096%, (3 mo. USD Term SOFR + 5.43%), 9/4/30		4,263	4,356,351
Term Loan - Second Lien, 7.928%, (3 mo. USD Term SOFR + 4.00%), 9/4/30		13,697	9,690,580
White Cap Buyer LLC:
Term Loan, 6.918%, (1 mo. USD Term SOFR + 3.25%), 10/19/29		17,175	17,122,486
Term Loan, 7.168%, (1 mo. USD Term SOFR + 3.50%), 2/10/33		16,700	16,606,062
Windsor Holdings III LLC, Term Loan, 6.402%, (1 mo. USD Term SOFR + 2.75%), 8/1/30		15,144	15,121,322
			$ 185,326,001
Transportation Infrastructure — 1.0%
Brown Group Holding LLC:
Term Loan, 6.152%, (1 mo. USD Term SOFR + 2.50%), 7/1/31		17,147	$ 17,253,193
Term Loan, 6.152% - 6.173%, (1 mo. USD Term SOFR + 2.50%, 3 mo. USD Term SOFR + 2.50%), 7/1/31		14,962	15,058,508
KKR Apple Bidco LLC, Term Loan, 6.152%, (1 mo. USD Term SOFR + 2.50%), 9/23/31		15,532	15,562,944
			$ 47,874,645
Total Senior Floating-Rate Loans (identified cost $5,403,006,754)			$5,287,861,498

U.S. Government Agency Mortgage-Backed Securities — 0.1%
Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association, 5.50%, 12/20/55(13)	$5,488	$ 5,537,265
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $5,563,288)		$ 5,537,265

Warrants — 0.0%
Security	Shares	Value
Health Care — 0.0%
Cano Health, Inc., Exp. 6/28/29(3)(5)	10,441	$ 0
Total Warrants (identified cost $0)		$ 0

Short-Term Investments — 3.3%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.57%(14)	152,843,874	$ 152,843,874
Total Short-Term Investments (identified cost $152,843,874)		$ 152,843,874
Total Investments — 130.0% (identified cost $6,206,788,591)		$6,041,922,260
Less Unfunded Loan Commitments — (0.2)%		$ (10,258,317)
Net Investments — 129.8% (identified cost $6,196,530,274)		$6,031,663,943
Other Assets, Less Liabilities — (29.8)%		$(1,384,213,226)
Net Assets — 100.0%		$4,647,450,717
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2026, the aggregate value of these securities is $443,635,537 or 9.5% of the Portfolio's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2026.
(3)	Non-income producing security.

See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

(4)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(5)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(6)	When-issued security.
(7)	Affiliated company (see Note 7).
(8)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(9)	Unfunded or partially unfunded loan commitments. The stated interest rate reflects the reference rate and spread for the funded portion, if any. At April 30, 2026, the total value of unfunded loan commitments is $10,676,704. See Note 1F for description.
(10)	This Senior Loan will settle after April 30, 2026, at which time the interest rate will be determined.
(11)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy and is non-income producing. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(12)	Fixed-rate loan.
(13)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.
(14)	May be deemed to be an affiliated investment company (see Note 7). The rate shown is the annualized seven-day yield as of April 30, 2026.

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	213,958,710	EUR	185,407,318	Standard Chartered Bank	5/5/26	$ —	$(3,644,531)
GBP	5,500,000	USD	7,409,376	State Street Bank and Trust Company	5/29/26	74,560	—
USD	49,977,531	EUR	42,163,319	Deutsche Bank AG	5/29/26	436,786	—
USD	44,942,600	EUR	37,904,398	State Street Bank and Trust Company	5/29/26	405,970	—
USD	41,831,154	EUR	35,359,078	State Street Bank and Trust Company	5/29/26	285,205	—
USD	342,610	GBP	253,718	JPMorgan Chase Bank, N.A.	5/29/26	—	(2,629)
USD	31,084,615	GBP	22,925,695	State Street Bank and Trust Company	5/29/26	—	(110,736)
USD	217,775,116	EUR	185,407,318	Standard Chartered Bank	6/2/26	—	(114,410)
EUR	14,694,175	USD	17,196,270	State Street Bank and Trust Company	6/30/26	93,532	—
GBP	8,000,000	USD	10,575,040	State Street Bank and Trust Company	6/30/26	309,593	—
USD	43,644,180	EUR	37,862,087	Deutsche Bank AG	6/30/26	—	(905,987)
USD	68,257,543	EUR	59,220,187	Goldman Sachs International	6/30/26	—	(1,423,489)
						$1,605,646	$(6,201,782)

See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Credit Default Swaps - Sell Protection (Centrally Cleared)
Reference Entity	Notional Amount(1) (000's omitted)	Contract Annual Fixed Rate(2)	Current Market Annual Fixed Rate(3)	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Markit CDX North America High Yield Index (CDX.NA.HY.46.V1)	$256,500	5.00% (pays quarterly)(4)	3.30%	6/20/31	$10,172,241	$(5,200,009)	$4,972,232
Total	$256,500				$10,172,241	$(5,200,009)	$4,972,232
Credit Default Swaps - Sell Protection (OTC)
Reference Entity	Counterparty	Notional Amount(1) (000's omitted)	Contract Annual Fixed Rate(2)	Current Market Annual Fixed Rate(3)	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
U.S. Land Banking	Goldman Sachs Bank USA	$5,000	5.50% (pays monthly)	5.79%	10/10/29	$(22,248)	$ —	$(22,248)
Total		$5,000				$(22,248)	$ —	$(22,248)
(1)	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At April 30, 2026, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $261,500,000.
(2)	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.
(3)	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.
(4)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.
Abbreviations:
DIP	– Debtor In Possession
EURIBOR	– Euro Interbank Offered Rate
OTC	– Over-the-counter
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Interbank Average
Currency Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
USD	– United States Dollar

See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2026
Statement of Assets and Liabilities (Unaudited)

April 30, 2026
Assets
Unaffiliated investments, at value (identified cost $6,004,857,160)	$5,841,295,882
Affiliated investments, at value (identified cost $191,673,114)	190,368,061
Cash	18,018,525
Deposits for derivatives collateral:
Centrally cleared swap contracts	9,582,819
OTC derivatives	5,560,000
Foreign currency, at value (identified cost $34,601,131)	34,633,181
Interest and dividends receivable	29,153,054
Dividends receivable from affiliated investments	573,265
Receivable for investments sold	147,679,688
Receivable for variation margin on open centrally cleared swap contracts	454,441
Receivable for open forward foreign currency exchange contracts	1,605,646
Receivable from affiliates	18,500
Trustees' deferred compensation plan	308,648
Prepaid upfront and agency fees on notes payable	3,020,983
Total assets	$6,282,272,693
Liabilities
Notes payable	$1,300,000,000
Cash collateral due to broker	1,050,000
Payable for investments purchased	303,647,035
Payable for when-issued securities	9,972,168
Payable for open forward foreign currency exchange contracts	6,201,782
Payable for open swap contracts	22,248
Payable to affiliates:
Investment adviser fee	2,100,987
Trustees' fees	9,042
Trustees' deferred compensation plan	308,648
Accrued expenses and other liabilities	11,510,066
Total liabilities	$1,634,821,976
Commitments and contingencies (see Note 10)
Net Assets applicable to investors' interest in Portfolio	$4,647,450,717

See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2026
Statement of Operations (Unaudited)

Six Months Ended
April 30, 2026
Investment Income
Dividend income	$416,759
Dividend income from affiliated investments	3,035,833
Interest income	229,787,456
Other income	443,624
Total investment income	$233,683,672
Expenses
Investment adviser fee	$13,843,435
Trustees’ fees and expenses	54,250
Custodian fee	605,314
Legal and accounting services	554,887
Interest expense and fees	39,160,284
Miscellaneous	248,331
Total expenses	$54,466,501
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$179,615
Total expense reductions	$179,615
Net expenses	$54,286,886
Net investment income	$179,396,786
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$(193,721,235)
Swap contracts	(2,609,388)
Foreign currency transactions	908,702
Forward foreign currency exchange contracts	9,704,735
Net realized loss	$(185,717,186)
Change in unrealized appreciation (depreciation):
Investments	$44,473,496
Investments - affiliated investments	(691,388)
Swap contracts	4,406,305
Foreign currency	919,135
Forward foreign currency exchange contracts	(15,010,630)
Net change in unrealized appreciation (depreciation)	$34,096,918
Net realized and unrealized loss	$(151,620,268)
Net increase in net assets from operations	$27,776,518

See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2026
Statements of Changes in Net Assets

	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
Increase (Decrease) in Net Assets
From operations:
Net investment income	$179,396,786	$477,341,812
Net realized loss	(185,717,186)	(131,423,151)
Net change in unrealized appreciation (depreciation)	34,096,918	(28,088,813)
Net increase in net assets from operations	$27,776,518	$317,829,848
Capital transactions:
Contributions	$32,551,753	$839,017,134
Withdrawals	(931,143,484)	(1,494,277,000)
Net decrease in net assets from capital transactions	$(898,591,731)	$(655,259,866)
Net decrease in net assets	$(870,815,213)	$(337,430,018)
Net Assets
At beginning of period	$5,518,265,930	$5,855,695,948
At end of period	$4,647,450,717	$5,518,265,930

See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2026
Statement of Cash Flows (Unaudited)

Six Months Ended
April 30, 2026
Cash Flows From Operating Activities
Net increase in net assets from operations	$27,776,518
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Investments purchased	(1,015,152,288)
Investments sold and principal repayments	2,001,508,445
Increase in short-term investments, net	(68,265,706)
Net amortization/accretion of premium (discount)	(12,911,457)
Amortization of prepaid upfront and agency fees on notes payable	1,818,869
Decrease in interest and dividends receivable	7,228,844
Increase in dividends receivable from affiliated investments	(60,357)
Increase in variation margin on open centrally cleared swap contracts	(454,441)
Decrease in receivable for open swap contracts	23,256
Decrease in Trustees’ deferred compensation plan	11,308
Decrease in receivable from affiliates	2,930
Decrease in due to broker	(3,740,000)
Decrease in variation margin on open centrally cleared swap contracts	(136,884)
Increase in payable for open swap contracts	22,248
Decrease in payable to affiliates for investment adviser fee	(393,956)
Decrease in payable to affiliates for Trustees' deferred compensation plan	(11,308)
Increase in accrued expenses and other liabilities	6,024,371
Decrease in unfunded loan commitments	(1,546,933)
Net change in unrealized (appreciation) depreciation from investments	(43,782,108)
Net change in unrealized (appreciation) depreciation from forward foreign currency exchange contracts	15,010,630
Net realized loss from investments	193,721,235
Net cash provided by operating activities	$1,106,693,216
Cash Flows From Financing Activities
Proceeds from capital contributions	$32,551,753
Payments for capital withdrawals	(931,143,484)
Proceeds from notes payable	275,000,000
Repayments of notes payable	(500,000,000)
Payment of prepaid upfront and agency fees on notes payable	(3,020,834)
Net cash used in financing activities	$(1,126,612,565)
Net decrease in cash and restricted cash*	$(19,919,349)
Cash and restricted cash at beginning of period (including foreign currency)	$87,713,874
Cash and restricted cash at end of period (including foreign currency)	$67,794,525
Supplemental disclosure of cash flow information:
Cash paid for interest and fees on borrowings	$40,123,882
*	Includes net change in unrealized (appreciation) depreciation on foreign currency of $(316,364).

See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2026
Statement of Cash Flows (Unaudited) — continued

The following table provides a reconciliation of cash and restricted cash reported within the Statement of Assets and Liabilities that sum to the total of such amounts shown on the Statement of Cash Flows.

April 30, 2026
Cash	$18,018,525
Deposits for derivatives collateral:
Centrally cleared swap contracts	9,582,819
OTC derivatives	5,560,000
Foreign currency	34,633,181
Total cash and restricted cash as shown on the Statement of Cash Flows	$67,794,525

See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2026
Financial Highlights

	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31,
		2025	2024	2023	2022	2021
Ratios/Supplemental Data
Ratios (as a percentage of average daily net assets):(1)
Expenses excluding interest and fees	0.61%(2)	0.55%	0.57%	0.56%	0.52%	0.53%
Interest and fee expense	1.56%(2)	1.30%	1.66%	1.81%	0.47%	0.32%
Total expenses	2.17%(2)	1.85%	2.23%	2.37%	0.99%	0.85%
Net expenses	2.16%(2)(3)	1.85%(3)	2.23%(3)	2.37%(3)	0.99%(3)	0.85%
Net investment income	7.14%(2)	8.07%	9.30%	9.01%	5.16%	4.19%
Portfolio Turnover	15%(4)	42%	35%	18%	27%	28%
Total Return	0.39%(4)	5.91%	11.64%	12.42%	(4.22)%	9.75%
Net assets, end of period (000’s omitted)	$4,647,451	$5,518,266	$5,855,696	$5,875,465	$7,369,505	$8,423,553
(1)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Portfolio.
(2)	Annualized.
(3)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund and in other affiliated funds (equal to 0.01% of average daily net assets for the six months ended April 30, 2026 and less than 0.005% of average daily net assets for the years ended October 31, 2025, 2024, 2023 and 2022).
(4)	Not annualized.

See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2026
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Senior Debt Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Portfolio’s investment objective is to provide a high level of current income. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2026, Eaton Vance Floating-Rate Advantage Fund, Eaton Vance Strategic Income Fund and Eaton Vance Short Duration Inflation-Protected Income Fund held an interest of 86.1%, 11.4% and 2.5%, respectively, in the Portfolio.
The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Senior Loans, for which a valuation is not available or deemed unreliable, are fair valued by the investment adviser utilizing one or more of the valuation techniques described below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.
Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day. Exchange-traded funds are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Portfolio’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are

Senior Debt Portfolio
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees in connection with investments in senior floating-rate loans may include amendment fees, consent fees and prepayment fees, which are recorded to income as earned and included in Other income on the Statement of Operations. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Withholding taxes on foreign dividends have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.
D  Federal and Other Taxes—The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.
As of April 30, 2026, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
F  Unfunded Loan Commitments—The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower's discretion. These commitments are disclosed in the accompanying Portfolio of Investments. At April 30, 2026, the Portfolio had sufficient cash and/or securities to cover these commitments.
G  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
H  Indemnifications—Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.
I  Forward Foreign Currency Exchange Contracts—The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.
J  Credit Default Swaps— Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared swaps, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon)

Senior Debt Portfolio
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments and receipts, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments or receipts for non-centrally cleared swaps are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments or receipts, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 5 and 8. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
K  When-Issued Securities and Delayed Delivery Transactions—The Portfolio may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.
L  Segment Reporting—The Portfolio operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. The Portfolio’s President acts as the Portfolio's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Portfolio's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Portfolio’s financial statements.
M  Interim Financial Statements—The interim financial statements relating to April 30, 2026 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate as a percentage of average daily gross assets as follows and is payable monthly:
Average Daily Gross Assets	Annual Fee Rate
Up to and including $1 billion	0.5000%
In excess of $1 billion up to and including $2 billion	0.4500%
In excess of $2 billion up to and including $7 billion	0.4000%
In excess of $7 billion up to and including $10 billion	0.3875%
In excess of $10 billion up to and including $15 billion	0.3750%
In excess of $15 billion	0.3625%
Gross assets are calculated by deducting all liabilities of the Portfolio except the principal amount of any indebtedness for money borrowed. For the six months ended April 30, 2026, the Portfolio’s investment adviser fee amounted to $13,843,435 or 0.55% (annualized) of the Portfolio's average daily net assets. The Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned

Senior Debt Portfolio
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

subsidiary of Morgan Stanley, and in other affiliated funds. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro rata share of the advisory and administration fees/advisory fees paid by the Portfolio due to its investment in the Liquidity Fund and in other affiliated funds. For the six months ended April 30, 2026, the investment adviser fee paid was reduced by $179,615 relating to the Portfolio's investment in the Liquidity Fund and in other affiliated funds.
Trustees and officers of the Portfolio who are members of BMR’s organization receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Portfolio are officers of the above organization.
3  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans for the six months ended April 30, 2026 were as follows:
	Purchases	Sales
Investments (non-U.S. Government)	$970,567,611	$1,962,009,502
U.S. Government and Agency Securities	5,614,802	50,497
	$976,182,413	$1,962,059,999
4  Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at April 30, 2026, as determined on a federal income tax basis, were as follows:
Aggregate cost	$6,198,056,964
Gross unrealized appreciation	$57,560,315
Gross unrealized depreciation	(223,599,488)
Net unrealized depreciation	$(166,039,173)
5  Financial Instruments
The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2026 is included in the Portfolio of Investments. At April 30, 2026, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.
In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:
Credit Risk: The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return, to seek to hedge against interest rate fluctuations or as a substitute for the purchase or sale of securities.
Foreign Exchange Risk: Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

Senior Debt Portfolio
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

The Portfolio enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2026, the fair value of derivatives with credit-related contingent features in a net liability position was $6,224,030. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $9,893,754 at April 30, 2026.
The OTC derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may,under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.
The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments. The carrying amount of the liability for cash collateral due to broker at April 30, 2026 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 8) at April 30, 2026.
The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2026 was as follows:
	Fair Value
Statement of Assets and Liabilities Caption	Credit	Foreign Exchange	Total
Not applicable	$10,172,241(1)	$ —	$10,172,241
Receivable for open forward foreign currency exchange contracts	—	1,605,646	1,605,646
Total Asset Derivatives	$10,172,241	$1,605,646	$11,777,887
Derivatives not subject to master netting or similar agreements	$10,172,241	$ —	$10,172,241
Total Asset Derivatives subject to master netting or similar agreements	$ —	$1,605,646	$1,605,646
Payable for open forward foreign currency exchange contracts	$ —	$(6,201,782)	$(6,201,782)
Payable for open swap contracts	(22,248)	—	(22,248)
Total Liability Derivatives subject to master netting or similar agreements	$(22,248)	$(6,201,782)	$(6,224,030)
(1)	Only the current day’s variation margin on open centrally cleared swap contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open centrally cleared swap contracts, as applicable.

Senior Debt Portfolio
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

The Portfolio's derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio's derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for such assets and pledged by the Portfolio for such liabilities as of April 30, 2026.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)	Total Cash Collateral Received
Deutsche Bank AG	$436,786	$(436,786)	$ —	$ —	$ —	$ —
State Street Bank and Trust Company	1,168,860	(110,736)	—	(1,050,000)	8,124	1,050,000
	$1,605,646	$(547,522)	$—	$(1,050,000)	$8,124	$1,050,000

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)	Total Cash Collateral Pledged
Deutsche Bank AG	$(905,987)	$436,786	$ —	$469,201	$ —	$530,000
Goldman Sachs Bank USA	(22,248)	—	22,248	—	—	—
Goldman Sachs International	(1,423,489)	—	—	1,090,000	(333,489)	1,090,000
JPMorgan Chase Bank, N.A.	(2,629)	—	—	—	(2,629)	—
Standard Chartered Bank	(3,758,941)	—	—	2,890,000	(868,941)	2,890,000
State Street Bank and Trust Company	(110,736)	110,736	—	—	—	—
	$(6,224,030)	$547,522	$22,248	$4,449,201	$(1,205,059)	$4,510,000
Total — Deposits for derivatives collateral — OTC derivatives						$5,560,000
(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended April 30, 2026 was as follows:
Statement of Operations Caption	Credit	Foreign Exchange	Total
Net realized gain (loss):
Swap contracts	$(2,609,388)	$ —	$(2,609,388)
Forward foreign currency exchange contracts	—	9,704,735	9,704,735
Total	$(2,609,388)	$9,704,735	$7,095,347
Change in unrealized appreciation (depreciation):
Swap contracts	$4,406,305	$ —	$4,406,305
Forward foreign currency exchange contracts	—	(15,010,630)	(15,010,630)
Total	$4,406,305	$(15,010,630)	$(10,604,325)

Senior Debt Portfolio
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

The average notional amounts of derivative contracts outstanding during the six months ended April 30, 2026, which are indicative of the volume of these derivative types, were approximately as follows:
Forward Foreign Currency Exchange Contracts(1)	Swap Contracts
$760,853,000	$176,364,000
(1)	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.
6  Revolving Credit and Security Agreement
The Portfolio has entered into a Revolving Credit and Security Agreement, as amended (the “Loan Facility”), with Toronto Dominion Bank as direct lender and agent and certain other banks as direct lenders that allows it to borrow up to $1.750 billion through August 31, 2026 and $1.625 billion thereafter ($2 billion prior to April 30, 2026) and to invest the borrowings in accordance with its investment practices. Borrowings under the Loan Facility are secured by the assets of the Portfolio. The Loan Facility is in effect through April 29, 2027. Interest is generally charged at a rate equal to the 1-Month Term Secured Overnight Financing Rate (SOFR) plus 0.11448% credit spread adjustment. In connection with the renewal of the Loan Facility on April 30, 2026, the Portfolio paid upfront fees of approximately $2,521,000 and agency fees of $500,000, which are being amortized to interest expense through April 29, 2027. The Portfolio also pays (1) a drawn fee equal to 0.95% per annual on outstanding borrowings, and (2) a liquidity fee equal to 0.25% per annum of the undrawn amount under the Loan Facility. The Portfolio also incurred upfront and agency fees that were being amortized through April 30, 2026, of which $1,818,869 is included in interest expense for the six months ended April 30, 2026.
Drawn and liquidity fees for the six months ended April 30, 2026 totaled $7,860,347 and are included in interest expense and fees on the Statement of Operations. Unamortized upfront and agency fees at April 30, 2026 are approximately $3,021,000 and are included in prepaid upfront and agency fees on notes payable on the Statement of Assets and Liabilities. At April 30, 2026, the Portfolio had borrowings outstanding under the Loan Facility of $1.3 billion at an annual interest rate of 3.77%. Based on the short-term nature of borrowings under the Loan Facility and the variable interest rate, the carrying amount of the borrowings at April 30, 2026 approximated its fair value. If measured at fair value, borrowings under the Loan Facility would have been considered as Level 2 in the fair value hierarchy (see Note 8) at April 30, 2026. For the six months ended April 30, 2026, the average borrowings under the Loan Facility and the average annual interest rate (excluding fees) were $1,526,243,094 and 3.85%, respectively.
7  Affiliated Investments
At April 30, 2026, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $190,368,061, which represents 4.1% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the six months ended April 30, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Exchange-Traded Funds
Eaton Vance Floating-Rate ETF	$38,215,575	$ —	$ —	$ —	$(691,388)	$ 37,524,187	$1,268,695	772,500
Short-Term Investments
Liquidity Fund	79,554,679	1,254,697,452	(1,181,408,257)	—	—	152,843,874	1,767,138	152,843,874
Total				$ —	$(691,388)	$190,368,061	$3,035,833

Senior Debt Portfolio
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

8  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At April 30, 2026, the hierarchy of inputs used in valuing the Portfolio's investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Asset-Backed Securities	$ —	$ 167,156,553	$ —	$ 167,156,553
Closed-End Funds	1,711,044	—	—	1,711,044
Common Stocks	390,007	50,810,986	14,694,170	65,895,163
Corporate Bonds	—	303,060,631	—	303,060,631
Exchange-Traded Funds	42,921,369	—	—	42,921,369
Preferred Stocks	—	3,683,354	11,251,509	14,934,863
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	5,254,558,275	23,044,906	5,277,603,181
U.S. Government Agency Mortgage-Backed Securities	—	5,537,265	—	5,537,265
Warrants	—	—	0	0
Short-Term Investments	152,843,874	—	—	152,843,874
Total Investments	$197,866,294	$5,784,807,064	$48,990,585	$6,031,663,943
Forward Foreign Currency Exchange Contracts	$ —	$ 1,605,646	$ —	$ 1,605,646
Swap Contracts	—	10,172,241	—	10,172,241
Total	$197,866,294	$5,796,584,951	$48,990,585	$6,043,441,830
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$ (6,201,782)	$ —	$ (6,201,782)
Swap Contracts	—	(22,248)	—	(22,248)
Total	$ —	$ (6,224,030)	$ —	$ (6,224,030)
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2026 is not presented.

Senior Debt Portfolio
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

9  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country, and by acts of terrorism and war. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Credit Risk
The Portfolio invests primarily in below investment grade floating-rate loans, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.
10  Commitments and Contingencies
In connection with the Serta Chapter 11 bankruptcy proceeding, on December 31, 2024, the U.S. Fifth Circuit Court of Appeals reversed a bankruptcy court’s ruling that held permissible an “uptier” agreement (the “2020 Agreement”) entered into by Serta with certain participating lenders, including the Portfolio. The 2020 Agreement had the effect of subordinating the existing debt of certain non-participating lenders to that of the participating lenders. The non-participating lenders brought claims for breach of contract, arguing that the participating lenders had breached an earlier agreement by entering into the 2020 Agreement. The appellate court found that the bankruptcy court had erred in determining that the 2020 Agreement was permitted by the terms of the earlier agreement and remanded the breach of contract claims for further consideration by the bankruptcy court. The appellate court further held that indemnification of the participating lenders in the 2020 Agreement was impermissible under the U.S. Bankruptcy Code.
A request by the Portfolio and the other participating lenders for a rehearing of this matter before the Fifth Circuit en banc was denied. A bench trial took place on the breach of contract claim in March 2026, and the Court is expected to rule by July 2026. The attorneys' fees and costs related to these actions are expensed by the Portfolio as incurred.

EAFAX-NCSR    4.30.26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Portfolio’s Board of Trustees since the Portfolio last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the registrant’s internal control over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Principal Financial Officer’s Section 302 certification.

(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Senior Debt Portfolio

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	June 24, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date:	June 24, 2026

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	June 24, 2026